UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04138
Allmerica Investment Trust
(Exact name of registrant as specified in charter)
440 Lincoln Street Worcester, Massachusetts		01653
(Address of principal executive offices)		(Zip code)
George M. Boyd, Trust Secretary Allmerica Financial 440 Lincoln Street Worcester, MA 01653
(Name and address of agent for service)

Registrant's telephone number, including area code:		(508) 855-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

SELECT CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS - 97.2%

	Advertising - 0.4%
50,000	Catalina Marketing Corp. (a)	$1,154,000

	Aerospace & Defense - 2.5%
49,000	Alliant Techsystems, Inc * (a)	2,964,500
106,000	Rockwell Collins, Inc.	3,936,840
		6,901,340

	Airlines - 1.1%
63,000	JetBlue Airways Corp. * (a)	1,317,960
137,000	Southwest Airlines, Inc.	1,865,940
		3,183,900

	Auto Manufacturers - 0.8%
40,000	Oshkosh Truck Corp.	2,282,400

	Banks - 0.6%
26,000	Investors Financial Services Corp	1,173,380
16,000	Silicon Valley Bancshares *	594,720
		1,768,100

	Beverages - 0.8%
75,000	Cott Corp. *	2,163,000

	Biotechnology - 3.1%
22,000	Celgene Corp. *	1,281,060
48,000	Human Genome Sciences, Inc. *	523,680
24,000	Invitrogen Corp. * (a)	1,319,760
171,000	Medimmune, Inc. *	4,052,700
43,000	Protein Design Labs, Inc. * (a)	841,940
58,000	Vertex Pharmaceuticals, Inc. * (a)	609,000
		8,628,140

	Building Materials - 0.9%
61,000	American Standard Companies, Inc. *	2,373,510

	Chemicals - 1.4%
60,000	Potash Corp. of Saskatchewan, Inc. (a)	3,850,200

	Commercial Services - 8.9%
15,000	Apollo Group, Inc. *	1,100,550
76,000	BearingPoint, Inc. *	679,440
88,000	Certegy, Inc.	3,274,480
104,000	ChoicePoint, Inc. *	4,435,600
58,000	Education Management *	1,545,120
11,000	Getty Images, Inc * (a)	608,300
38,000	Global Payments, Inc (a)	2,034,900
66,700	Hewitt Associates, Inc. *	1,764,882
79,000	Iron Mountain, Inc. *	2,674,150
66,000	Manpower, Inc.	2,936,340
107,000	MoneyGram International, Inc	1,827,560
52,000	Robert Half International, Inc.	1,340,040
32,000	Viad Corp.	759,360
		24,980,722

1

	Computers - 4.0%
29,000	CACI International, Inc., Class A *	$1,530,620
125,000	Cadence Design Systems, Inc. * (a)	1,630,000
48,000	Ceridian Corp. * (a)	883,680
43,000	Diebold, Inc.	2,008,100
73,000	DST Systems, Inc. *	3,246,310
6,000	Lexmark International Group, Inc *	504,060
7,000	Research In Motion *	534,380
42,000	SunGard Data Systems, Inc. *	998,340
		11,335,490

	Diversified Financial Services - 3.8%
166,000	Ameritrade Holding Corp. *	1,993,660
76,000	CapitalSource, Inc. * (a)	1,697,840
50,000	Eaton Vance Corp.	2,019,500
38,000	Federated Investors, Inc., Class B (a)	1,080,720
30,000	Legg Mason, Inc.	1,598,100
107,000	Waddell & Reed Financial, Class A	2,354,000
		10,743,820

	Electronics - 3.5%
66,000	Flextronics International, Ltd *	874,500
33,000	Flir Systems, Inc. *	1,930,500
45,000	Garmin, Ltd. (a)	1,946,250
53,000	Gentex Corp. (a)	1,861,890
74,000	Jabil Circuit, Inc. *	1,702,000
35,000	Waters Corp. *	1,543,500
		9,858,640

	Food - 0.8%
27,000	Whole Foods Market, Inc. (a)	2,316,330

	Health Care-Products - 1.7%
47,000	Edwards Lifesciences Corp. * (a)	1,574,500
11,000	Gen-Probe, Inc. *	438,570
53,000	Kinetic Concepts, Inc. *	2,785,150
		4,798,220

	Health Care-Services - 4.1%
39,400	Community Health Systems, Inc. *	1,051,192
26,000	Coventry Health Care, Inc. *	1,387,620
25,000	Davita, Inc. *	778,750
115,000	Health Management Associates, Inc., Class A (a)	2,349,450
66,000	Laboratory Corp. of America Holdings *	2,885,520
100,000	Manor Care, Inc.	2,996,000
		11,448,532

	Insurance - 3.3%
50,000	Assurant, Inc.	1,300,000
37,000	Axis Capital Holdings, Ltd.	962,000
53,000	Principal Financial Group, Inc.	1,906,410
38,000	Protective Life Corp.	1,493,780
33,000	Radian Group, Inc.	1,525,590
56,000	Willis Group Holdings, Ltd	2,094,400
		9,282,180

2

	Internet - 2.3%
51,000	CheckFree Corp. * (a)	$1,411,170
70,000	CNET Networks, Inc. * (a)	640,500
24,000	InterActiveCorp *	528,480
62,000	Monster Worldwide, Inc. *	1,527,680
120,000	VeriSign, Inc. *	2,385,600
		6,493,430

	Iron & Steel - 0.9%
28,000	Nucor Corp.	2,558,360

	Leisure Time - 1.3%
80,000	Brunswick Corp. (a)	3,660,800

	Lodging - 0.9%
97,000	Fairmont Hotels & Resorts, Inc. (a)	2,650,040

	Manufacturing - Miscellaneous - 3.0%
47,000	Danaher Corp.	2,410,160
33,000	ITT Industries, Inc.	2,639,670
57,000	Roper Industries, Inc.	3,275,220
		8,325,050

	Media - 3.7%
57,000	Cablevision Systems Corp. * (a)	1,155,960
191,000	Citadel Broadcasting Corp. *	2,448,620
65,000	Cox Radio, Inc. * (a)	969,800
50,000	Entercom Communications Corp. *	1,633,000
83,000	Rogers Communications, Inc., Class B (a)	1,677,430
43,000	Scholastic Corp. * (a)	1,328,270
42,000	XM Satellite Radio Holdings, Inc * (a)	1,302,840
		10,515,920

	Mining - 0.8%
50,000	Newmont Mining Corp. (a)	2,276,500

	Oil & Gas - 4.9%
81,000	Diamond Offshore Drilling, Inc. (a)	2,672,190
40,000	EOG Resources, Inc.	2,634,000
45,000	Murphy Oil Corp.	3,904,650
64,000	Western Gas Resources, Inc.	1,829,760
83,000	XTO Energy, Inc.	2,695,840
		13,736,440

	Oil & Gas Services - 4.6%
89,000	BJ Services Co.	4,664,490
40,000	Cooper Cameron Corp. *	2,193,600
72,000	FMC Technologies, Inc. *	2,404,800
60,000	Smith International, Inc. *	3,643,800
		12,906,690

3

	Pharmaceuticals - 9.2%
54,000	Abgenix, Inc. *	$532,441
56,000	Alkermes, Inc. * (a)	646,240
42,000	AmerisourceBergen Corp. (a)	2,255,820
38,000	Amylin Pharmaceuticals, Inc. *	779,760
58,600	Andrx Corp. * (a)	1,310,296
63,000	Barr Pharmaceuticals *	2,610,090
42,000	Cephalon, Inc. * (a)	2,011,800
22,000	Eyetech Pharmaceuticals, Inc. * (a)	747,780
83,000	Gilead Sciences, Inc. *	3,102,540
16,000	ImClone Systems, Inc. * (a)	845,600
138,000	IVAX Corp. *	2,642,700
29,000	Neurocrine Biosciences, Inc. * (a)	1,367,640
125,000	Omnicare, Inc.	3,545,000
14,000	Sepracor, Inc. * (a)	682,920
31,000	Taro Pharmaceuticals Industries * (a)	724,780
81,000	Valeant Pharmaceuticals International	1,953,720
		25,759,127

	Retail - 7.5%
46,000	Best Buy Co., Inc.	2,495,040
33,000	CDW Corp.	1,914,990
66,000	Dollar Tree Stores, Inc. *	1,778,700
86,000	Family Dollar Stores, Inc.	2,330,600
11,000	MSC Industrial Direct Co., Class A	374,880
41,000	O’Reilly Automotive, Inc * (a)	1,569,890
26,000	P.F. Chang’s China Bistro, Inc. * (a)	1,260,740
89,000	Petsmart, Inc. (a)	2,526,710
76,000	Ross Stores, Inc.	1,781,440
43,000	Shoppers Drug Mart Corp. *	1,163,863
44,000	The Cheesecake Factory, Inc * (a)	1,909,600
55,000	Williams-Sonoma, Inc. * (a)	2,065,250
		21,171,703

	Semiconductors - 4.8%
74,000	Amis Holdings, Inc. *	1,000,480
62,000	Integrated Circuit Systems, Inc. * (a)	1,333,000
120,000	Intersil Corp., Class A	1,911,600
81,000	Microchip Technology, Inc	2,174,040
72,000	Novellus Systems, Inc. *	1,914,480
78,000	PMC-Sierra, Inc. * (a)	687,180
52,000	QLogic Corp. *	1,539,720
58,000	Semtech Corp. *	1,111,860
70,000	Xilinx, Inc.	1,890,000
		13,562,360

	Software - 5.4%
30,000	Adobe Systems, Inc.	1,484,100
29,000	Citrix Systems, Inc. *	508,080
20,000	Cognos, Inc. *	710,400
50,000	Fiserv, Inc. *	1,743,000
31,000	Intuit, Inc. *	1,407,400
62,000	Jack Henry & Associates, Inc.	1,163,740
161,000	McAfee, Inc. *	3,236,100
39,000	Mercury Interactive Corp * (a)	1,360,320
61,000	NAVTEQ Corp. *	2,174,040
62,000	Red Hat, Inc. * (a)	758,880
40,000	VERITAS Software Corp. *	712,000
		15,258,060

4

	Telecommunications - 5.1%
51,000	Comverse Technology, Inc *	$960,330
147,000	Crown Castle International Corp. *	2,187,360
68,000	Harris Corp., Inc.	3,735,920
61,000	Juniper Networks, Inc. *	1,439,600
44,000	Nextel Communications, Inc., Class A *	1,048,960
116,000	Nextel Partners, Inc., Class A * (a)	1,923,280
114,000	Western Wireless Corp., Class A * (a)	2,930,940
		14,226,390

	Transportation - 1.1%
38,000	C.H. Robinson Worldwide, Inc.	1,762,820
26,000	Expeditors International of Washington, Inc	1,344,200
		3,107,020

	Total Common Stocks (Cost $214,168,529)	273,276,414

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (b) - 2.1%
	Federal Home Loan Bank - 1.4%
$1,815,000	1.57%, 10/01/04	$1,815,000
2,000,000	1.75%, 11/12/04	1,995,917
		3,810,917

	Freddie Mac - 0.7%
2,000,000	1.75%, 11/10/04	1,996,111

	Total U.S. Government Agency Obligations (Cost $5,807,028)	5,807,028

Total Investments - 99.3% (Cost $219,975,557)		279,083,442
Net Other Assets and Liabilities - 0.7%		1,976,081
Total Net Assets - 100.0%		$281,059,523

*                                         Non-income producing security.

(a)                                  All or a portion of this security is out on loan at September 30, 2004; the value of the securities loaned amounted to $62,324,872. The value of collateral amounted to $64,803,544 which consisted of cash equivalents.

(b)                                 Effective yield at time of purchase.

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $225,089,407.  Net unrealized appreciation (depreciation) aggregated $53,994,035, of which $61,002,575 related to appreciated investment securities and $(7,008,540) related to depreciated investment securities.

5

SELECT VALUE OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS - 96.8%

	Aerospace & Defense - 6.1%
223,400	Goodrich (B.F.) Co.	$7,005,824
208,050	Moog, Inc., Class A *	7,552,215
122,300	United Defense Industries, Inc. *	4,890,777
		19,448,816

	Auto Manufacturers - 2.6%
144,900	Oshkosh Truck Corp.	8,267,994

	Auto Parts & Equipment - 0.0%
267,700	Mascotech, Inc. (a)	0

	Banks - 4.9%
235,000	Hibernia Corp., Class A	6,206,350
49,900	Independence Community Bank Corp.	1,948,595
164,650	North Fork Bancorp., Inc. (b)	7,318,692
		15,473,637

	Beverages - 1.6%
130,400	Constellation Brands, Inc. *	4,963,024

	Building Materials - 2.5%
77,800	Carlisle Cos., Inc.	4,973,754
98,200	York International Corp.	3,102,138
		8,075,892

	Chemicals - 9.7%
338,900	Airgas, Inc.	8,157,323
173,200	International Flavors & Fragrances, Inc.	6,616,240
276,500	Lyondell Chemical Co. (b)	6,210,190
666,600	Methanex Corp.	10,045,662
		31,029,415

	Commercial Services - 5.3%
263,700	BISYS Group, Inc. *	3,852,657
124,910	Manpower, Inc.	5,557,246
134,300	MoneyGram International, Inc.	2,293,844
168,212	R. R. Donnelley & Sons Co.	5,268,400
		16,972,147

	Diversified Financial Services - 2.1%
585,600	E*TRADE Financial Corp. *	6,687,552

	Electric - 2.2%
225,300	PG&E Corp. *	6,849,120

	Electronics - 1.7%
161,000	Amphenol Corp., Class A *	5,515,860

	Entertainment - 3.2%
201,700	Alliance Gaming Corp. *	3,037,602
377,200	Intrawest Corp. (b)	7,144,168
		10,181,770

1

	Environmental Control - 2.7%
318,900	Watts Industries, Inc., Class A	$8,562,465

	Forest Products & Paper - 1.3%
161,600	Louisiana Pacific Corp.	4,193,520

	Hand & Machine Tools - 1.6%
119,400	Stanley Works (b)	5,078,082

	Health Care-Products - 1.7%
94,280	C.R. Bard, Inc.	5,339,076

	Holding Companies - Diversified - 2.1%
223,500	Brascan Corp., Class A (b)	6,749,700

	Home Builders - 2.5%
295,300	Thor Industries, Inc.	7,816,591

	Home Furnishings - 1.3%
224,300	Maytag Corp. (b)	4,120,391

	Insurance - 10.2%
90,400	AMBAC Financial Group, Inc.	7,227,480
119,000	Assurant, Inc.	3,094,000
130,790	Everest Re Group, Ltd.	9,721,621
169,100	Fidelity National Financial, Inc.	6,442,710
161,300	Willis Group Holdings, Ltd.	6,032,620
		32,518,431

	Leisure Time - 1.8%
134,700	Royal Caribbean Cruises, Ltd. (b)	5,872,920

	Machinery - Diversified - 1.2%
274,200	UNOVA, Inc. * (b)	3,852,510

	Media - 6.9%
231,700	Belo Corp.	5,222,518
249,686	Cablevision Systems Corp. * (b)	5,063,632
164,000	Entercom Communications Corp. *	5,356,240
98,600	Knight-Ridder, Inc. (b)	6,453,370
		22,095,760

	Metal Fabricate & Hardware - 1.7%
183,000	Kaydon Corp. (b)	5,264,910

	Oil & Gas - 2.4%
328,100	Pride International, Inc. *	6,493,099
52,500	Southern Union Co. *	1,076,250
		7,569,349

	Oil & Gas Services - 1.8%
114,100	Weatherford International, Ltd. *	5,821,382

2

	Pharmaceuticals - 1.3%
49,900	Angiotech Pharmaceuticals, Inc. *	$1,011,473
114,200	Omnicare, Inc.	3,238,712
		4,250,185

	Real Estate - 1.2%
77,200	The St. Joe Co.	3,687,844

	Retail - 6.3%
79,000	CDW Corp.	4,584,370
312,700	Dollar Tree Stores, Inc. *	8,427,265
201,100	Tuesday Morning Corp. *	6,218,012
39,500	United Auto Group, Inc.	991,055
		20,220,702

	Software - 2.3%
172,500	Hyperion Solutions Corp. * (b)	5,863,275
97,500	NDCHealth Corp. (b)	1,564,875
		7,428,150

	Telecommunications - 2.6%
154,200	Amdocs, Ltd. *	3,366,186
958,300	Arris Group, Inc. * (b)	5,002,326
		8,368,512

	Transportation - 2.0%
194,200	CSX Corp.	6,447,440

	Total Common Stocks (Cost $272,942,220)	308,723,147

Total Investments - 96.8% (Cost $272,942,220)		308,723,147
Net Other Assets and Liabilities - 3.2%		10,339,319
Total Net Assets - 100.0%		$319,062,466

*                                         Non-income producing security.

(a)                                  Contingent Value Obligation.

(b)                                 All or a portion of this security is out on loan at September 30, 2004; the value of securities loaned amounted to $53,679,752. The value of collateral amounted to $55,658,029 which consisted of cash equivalents.

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $273,681,132.  Net unrealized appreciation (depreciation) aggregated $35,042,015, of which $43,663,946 related to appreciated investment securities and $(8,621,931) related to depreciated investment securities.

3

SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS - 96.9%

	Australia - 3.0%
57,300	Australia & New Zealand Banking Group, Ltd.	$789,375
141,600	BHP Billiton, Ltd.	1,472,774
17,400	BHP Steel, Ltd.	109,645
18,100	Boral, Ltd.	90,327
18,900	Caltex Australia, Ltd.	126,900
151,500	General Property Trust	404,909
53,500	National Australia Bank, Ltd.	1,045,476
122,500	News Corp., Ltd.	1,012,372
13,100	QBE Insurance Group, Ltd.	124,297
9,400	RHI AG *	207,786
45,500	Rinker Group, Ltd.	284,407
36,000	Santos, Ltd.	191,650
82,800	Stockland	341,241
205,400	Telstra Corp.	691,786
64,200	Westfield Group *	707,266
19,300	Westpac Banking Corp., Ltd.	247,848
101,800	Woodside Petroleum, Ltd.	1,437,808
		9,285,867

	Austria - 1.0%
6,000	Austrian Airlines *	75,778
600	Bank Austria Creditanstalt AG	42,546
5,900	Boehler-Uddeholm	544,683
2,200	Erste Bank der Oesterreichischen Sparkassen AG	91,524
4,400	Flughafen Wien AG	267,743
3,300	Generali Holding Vienna AG	103,682
4,500	OMV AG	1,036,634
2,300	VA Technologie AG *	135,672
8,000	Voestalpine AG	453,424
6,400	Wienerberger AG	240,025
		2,991,711

	Belgium - 2.9%
9,900	Almanij NV	665,737
200	Bekaert SA	12,481
1,100	Colruyt SA	154,362
6,700	Delhaize Group	425,588
151,900	Dexia	2,837,101
1,800	Electrabel SA	646,681
53,200	Fortis	1,265,833
55,600	Fortis (Netherlands)	1,321,557
15,300	KBC Bancassurance Holding	995,616
13,700	UCB SA	729,362
		9,054,318

1

	Brazil - 0.6%
85,500	Cia Vale do Rio Doce, ADR	$1,921,185

	Canada - 0.7%
6,900	BCE, Inc.	148,807
12,500	Canadian Natural Resources, Ltd.	499,585
9,200	EnCana Corp.	424,851
2,800	Magna International, Inc., Class A	207,593
4,000	Manulife Financial Corp.	175,379
10,500	National Bank of Canada	364,556
3,700	Quebecor, Inc., Class B	77,862
7,500	Royal Bank of Canada	355,843
		2,254,476

	Denmark - 0.1%
4,600	Novo Nordisk A/S, Class B	251,823

	Finland - 1.3%
1,900	Finnair Oyj	11,798
20,700	Fortum Oyj	289,196
10,500	Kesko Oyj, Class B	229,755
217,400	Nokia Oyj	2,991,359
11,700	Rautaruukki Oyj	114,058
28,900	Sampo Oyj	319,416
2,000	Stockmann Oyj Abp	50,419
500	Stockmann Oyj Abp, Class B	12,450
1,200	Wartsila Oyj	27,942
		4,046,393

	France - 8.0%
97,700	Axa	1,976,445
54,800	BNP Paribas	3,538,776
1,800	Bongrain SA	112,772
67,300	Cie de Saint-Gobain	3,454,217
31,800	Dassault Systemes SA	1,485,645
200	Eurazeo	14,170
200	Fromageries Bel Vache qui Rit	33,282
30,500	Havas SA	160,217
29,800	Imerys SA	1,981,732
15,100	Lafarge SA	1,321,074
1,700	Pernod-Ricard	225,681
6,200	Sanofi-Aventis	449,649
109,300	Scor SA *	168,310
11,000	Societe Generale	973,300
26,100	Suez SA	559,436
41,400	Total SA, Class B	8,431,665
		24,886,371

2

	Germany - 5.8%
1,600	Aareal Bank AG	$45,621
3,900	Adidas-Salomon AG	544,135
6,500	Altana AG	378,174
6,300	BankGesellschaft Berlin AG *	15,726
19,900	BASF AG	1,172,623
48,800	Bayerische Motoren Werke (BMW) AG	2,005,935
1,700	Celesio AG	115,902
26,300	DaimlerChrysler AG	1,084,334
8,600	Deutsche Bank AG	618,046
74,500	Deutsche Post AG	1,446,054
2,300	Douglas Holding AG	67,979
3,100	HeidelbergCement AG	144,173
2,500	Hypo Real Estate Holding *	85,688
8,200	Man AG	280,343
4,300	Merck KGaA	245,852
50	Mobilcom AG	725
17,700	RWE AG	845,819
42,600	Schering AG	2,690,107
2,300	Schwarz Pharma AG	86,402
39,000	Siemens AG	2,867,667
15,300	ThyssenKrupp AG	298,115
15,900	TUI AG	297,958
30,700	Veba AG	2,264,613
16,300	Volkswagen AG	627,304
		18,229,295

	Hong Kong - 1.2%
54,000	Chueng Kong Infrastucture	139,534
140,000	CLP Holdings, Ltd.	800,708
46,000	Great Eagle Holdings, Ltd.	89,958
16,000	Guoco Group, Ltd.	135,931
134,000	Hang Lung Group, Ltd.	209,641
6,000	Hang Seng Bank, Ltd.	80,020
43,200	Hong Kong Aircraft Engineerg	209,405
202,000	Hong Kong Electric	896,270
28,000	Hong Kong Ferry Holdings Co.	28,007
14,000	Jardine Matheson Holdings, Ltd. *	197,400
49,000	Jardine Strategic Holdings, Ltd.	328,300
26,000	Mandarin Oriental International, Ltd. *	15,730
34,000	Sun Hung Kai Properties, Ltd.	320,463
16,000	Swire Pacific, Ltd.	111,309
82,000	Yue Yuen Industrial Holdings, Ltd.	211,885
		3,774,561

3

	Ireland - 0.9%
155,000	Bank of Ireland	$2,088,482
26,200	CRH, Plc	626,327
		2,714,809

	Italy - 4.5%
15,200	Banca Popolare di Milano	95,324
47,900	Enel SpA	391,409
491,000	ENI SpA	10,999,860
5,900	Fiat SpA *	29,234
9,200	IFI-Istituto Finanziario Industriale SpA *	97,798
13,400	Italcementi SpA	132,627
1,300	Italmobiliare SpA	66,029
4,500	Natuzzi SpA, Sponsored ADR	48,600
27,700	SMI-Societa Metallurgica Italiana SpA *	15,273
49,600	Snam Rete Gas SpA	239,608
910,900	Telecom Italia SpA	2,087,066
		14,202,828

	Japan - 22.0%
14,400	Acom Co., Ltd.	891,180
4,900	Aiful Corp.	480,662
3,900	Aisin Seiki Co., Ltd.	96,261
6,700	Autobacs Seven Co., Ltd.	187,260
31,000	Bank of Yokohama (The), Ltd.	166,534
9,000	Bridgestone Corp.	167,015
13,000	Canon Sales Co., Inc.	171,524
57,800	Canon, Inc.	2,716,915
10,000	Chiba Bank (The), Ltd.	52,450
34,000	Chubu Electric Power Co., Inc.	718,875
3,000	Chudenko Corp.	39,964
58,500	Chugai Pharmaceutical Co., Ltd.	843,525
10,400	Chugoku Electric Power Co., Inc.	177,234
10,200	Citizen Watch Co., Ltd.	99,871
82,000	Cosmo Oil Co., Ltd.	238,113
25,300	Credit Saison Co., Ltd.	778,285
38,000	Daido Steel Co., Ltd.	98,621
33,000	Daiichi Pharmaceutical Co., Ltd.	568,067
62,000	Daikin Industries, Ltd.	1,499,365
1,000	Daio Paper Corp.	9,410

4

17,200	Daito Trust Construction Co., Ltd.	$696,116
19,000	Daiwa Kosho Lease Co., Ltd.	101,379
11,700	Denso Corp.	276,574
70	Dentsu, Inc.	187,387
17,800	Eisai Co., Ltd.	484,573
14,000	Ezaki Glico Co., Ltd.	92,359
8,000	Familymart Co., Ltd	214,519
18,700	Fanuc, Ltd.	984,211
101,000	Fuji Heavy Industries, Ltd.	510,499
8,600	Fuji Photo Film	282,505
10,000	Fukuyama Transporting Co., Ltd.	42,015
82,000	Furukawa Electric Co. (The), Ltd. *	321,452
6,000	Gunze, Ltd.	26,461
7,200	Hirose Electric Co., Ltd.	656,624
1,000	Hitachi Kokusai Electric, Inc.	6,234
144,000	Hitachi, Ltd.	870,272
16,100	Hokkaido Electric Power Co., Inc.	288,251
66,900	Honda Motor Co., Ltd.	3,241,796
10,100	House Foods Corp.	136,377
18,200	Hoya Corp.	1,907,532
87,000	Isuzu Motors, Ltd. *	222,632
99,000	Itochu Corp. *	422,232
18,000	Itoham Foods, Inc.	89,183
2,000	Japan Airport Terminal, Co., Ltd.	17,786
9,000	Japan Securities Finance Co., Ltd.	51,860
128,000	Kajima Corp.	418,149
54,000	Kamigumi Co., Ltd.	391,034
20,000	Kandenko Co., Ltd.	102,541
27,900	Kansai Electric Power Co. (The), Inc.	491,921
112,000	Kao Corp.	2,474,774
212,000	Kawasaki Heavy Industries, Ltd.	319,347
8,000	Kikkoman Corp.	70,490
11,000	Kinden Corp.	68,775
36,000	Kirin Brewery Co., Ltd.	310,998
8,000	Kissei Pharmaceutical Co., Ltd.	145,191
82,000	Kobe Steel, Ltd.	119,056
7,100	Konami Corp.	157,205
8,400	Kyocera Corp.	590,744
14,900	Kyushu Electric Power Co., Inc.	279,206
12,500	Leopalace21 Corp.	230,830
28,000	Maeda Corp.	117,895
9,000	Maeda Road Construction Co., Ltd.	63,539
12,000	Makita Corp.	169,437
150,000	Marubeni Corp.	397,459
7,000	Maruichi Steel Tube, Ltd.	115,544
77,000	Matsushita Electric Industrial Co., Ltd.	1,027,831

5

6,000	Matsushita Electric Works, Ltd.	$47,423
129,000	Mazda Motor Corp.	399,174
119,200	Mitsubishi Corp.	1,288,269
151,000	Mitsubishi Materials Corp.	319,265
290	Mitsubishi Tokyo Financial Group, Inc.	2,418,421
10,000	Mitsui Sumitomo Insurance Co., Ltd.	82,486
17,000	Mitsui Trust Holdings, Inc.	107,214
100	Mizuho Financial Group, Inc.	375,681
9,000	Nagase & Co., Ltd.	75,708
266,000	Nikko Cordial Corp.	1,078,966
11,900	Nintendo Co., Ltd.	1,455,644
8,000	Nippo Corp.	45,880
50,000	Nippon Express Co., Ltd.	242,287
71,000	Nippon Light Metal Co., Ltd.	158,494
8,000	Nippon Meat Packers, Inc.	107,005
64,000	Nippon Mining Holdings, Inc.	324,065
35,000	Nippon Shinpan Co. *	103,221
2,000	Nippon Suisan Kaisha, Ltd.	5,935
100	Nippon Telegraph & Telephone Corp.	398,367
100	Nippon Unipac Holding	438,294
15,000	Nippon Yusen Kabushiki Kaisha	77,586
48,000	Nishimatsu Construction Co., Ltd.	148,530
11,000	Nisshin Oillio Group, Ltd.	45,018
23,000	Nisshinbo Industries, Inc.	154,655
12,400	Nissin Food Products Co., Ltd.	304,374
25,000	Nitto Denko Corp.	1,150,181
65,000	Obayashi Corp.	323,230
10,700	Ono Pharmaceutical Co., Ltd.	474,800
4,000	Onward Kashiyama Co., Ltd.	55,535
6,200	ORIX Corp.	635,753
155,000	Osaka Gas Co., Ltd.	421,960
14,600	Promise Co., Ltd.	955,227
4,000	Royal Co., Ltd.	50,998
6,900	Ryosan Co.	147,768
37,500	Sankyo Co., Ltd.	792,877
30,500	Secom Co., Ltd.	1,060,027
24,000	Seino Transportation Co., Ltd.	214,519
27,000	Sekisui Chemical Co., Ltd.	186,207
61,000	Sharp Corp.	839,165
78,000	Shimizu Corp.	310,018
43,800	Shin-Etsu Chemical Co., Ltd.	1,573,938
11,500	SMC Corp.	1,100,953
26,000	Sompo Japan Insurance, Inc.	220,363
22,000	Sumitomo Chemical Co., Ltd.	104,211
194,000	Sumitomo Corp.	1,443,557
10,000	Sumitomo Forestry Co., Ltd.	93,376

6

89,000	Taiheiyo Cement Corp.	$201,906
116,000	Taisei Corp.	368,421
33,000	Taisho Pharmaceutical Co., Ltd.	610,889
118,800	Takeda Chemical Industries Co., Ltd.	5,390,200
22,400	Takefuji Corp.	1,433,031
12,500	Terumo Corp.	284,710
1,000	Toagosei Co., Ltd.	2,559
29,100	Tohoku Electric Power Co., Inc.	480,071
46,100	Tokyo Electric Power Co. (The), Inc.	991,443
42,000	TonenGeneral Sekiyu K.K.	362,450
40,000	Toppan Printing Co., Ltd.	392,377
20,000	Toshiba TEC Corp.	80,944
14,000	Toyo Seikan Kaisha, Ltd.	216,225
81,500	Toyota Motor Corp.	3,120,962
15,000	Wacoal Corp.	147,005
61,200	Yamanouchi Pharmaceutical Co., Ltd.	1,977,060
16,000	Yamato Transport Co., Ltd.	220,254
6,000	Yamazaki Baking Co., Ltd.	52,269
		68,883,327

	Mexico - 0.3%
20,800	Fomento Economico Mexicano SA de CV, Sponsored
	ADR	918,944

	Netherlands - 6.5%
284,400	ABN-Amro Holdings	6,459,701
90,000	Aegon NV	970,133
12,800	Akzo Nobel NV	451,914
6,000	Corio NV	287,687
2,500	DSM NV	130,394
98,800	Elsevier NV	1,272,345
278,200	ING Groep NV	7,020,208
74,000	Koninklijke (Royal) Phillips Electronics NV	1,694,579
14,900	Koninklijke Wessanen NV *	198,543
16,500	Oce NV	257,566
4,100	Royal Numico NV	130,548
2,900	Wereldhave NV	250,115
77,100	Wolters Kluwer NV	1,297,367
		20,421,100

	Norway - 1.2%
137,800	DnB Nor ASA	1,090,968
2,100	Elkem ASA	72,435
5,700	Fred Olsen Energy ASA *	60,170
28,300	Kvaerner ASA *	98,878
13,100	Norsk Hydro ASA	954,356
7,900	Norske Skogindustrier ASA	141,826
19,000	Orkla ASA	525,424
4,000	Smedvig ASA	52,334
47,900	Statoil ASA	687,236
7,900	Telenor ASA	60,196
		3,743,823

7

	Singapore - 0.6%
348,000	ComfortDelgro Corp., Ltd.	$270,672
43,000	DBS Group Holding, Ltd.	408,490
31,000	Fraser & Neave, Ltd.	255,841
27,000	Haw Par Corp., Ltd.	79,513
15,000	Hotel Properties, Ltd.	9,351
27,000	Keppel Corp., Ltd.	126,644
40,000	Overseas Chinese Banking Corp.	332,492
70,000	Sembcorp Industries, Ltd.	61,095
10,000	Singapore Land, Ltd.	27,074
76,000	Singapore Press Holdings, Ltd.	213,887
43,000	Straits Trading Co., Ltd.	55,146
70,000	United Industrial Corp., Ltd.	38,029
		1,878,234

	South Korea - 1.2%
32,700	POSCO, ADR	1,237,695
8,700	Samsung Electronics Co., Ltd., GDR	1,722,600
32,100	SK Telecom Co., Ltd., ADR	624,345
		3,584,640

	Spain - 2.2%
44,300	Altadis SA	1,507,382
12,400	Banco Bilbao Vizcaya Argentaria SA	170,620
36,500	Banco de Santander	356,274
39,800	Banco Popular Espanol SA	2,211,303
53,500	Endesa SA	1,018,509
30,000	Iberdrola SA	622,167
41,700	Repsol YPF SA	915,561
14,100	Sacyr Vallehermoso SA	199,615
		7,001,431

	Sweden - 1.7%
11,800	Electrolux AB, Class B	215,414
302,200	Ericsson AB *	937,440
6,500	Getinge AB	78,958
12,900	Holmen AB, Class B	380,688
256,100	Nordea Bank AB	2,091,545
13,300	Skandinaviska Enskilda Banken AB	205,374
18,400	Skanska AB, Class B	191,312
15,800	Svenska Handelsbanken AB	330,725
69,000	Swedish Match AB	729,257
		5,160,713

8

	Switzerland - 6.9%
31,100	Adecco SA	$1,546,643
200	Banque Cantonale Vaudoise	25,026
40,500	Holcim, Ltd.	2,139,187
500	Micronas Semiconductor Holding AG *	21,256
11,100	Nestle SA	2,546,402
69,100	Novartis AG	3,225,812
66	Pargesa Holdings SA	201,171
28,000	Roche Holdings AG	4,138,927
100	Sika AG *	57,752
4,800	Swisscom AG	1,667,121
50,700	UBS AG	3,574,661
600	Valora Holding AG	126,093
16,500	Zurich Financial Services AG *	2,355,819
		21,625,870

	United Kingdom - 24.3%
23,200	Alliance & Leicester, Plc	367,359
205,900	Allied Domecq, Plc	1,747,526
9,900	Astrazeneca, Plc	405,787
314,500	Aviva, Plc	3,116,014
389,300	Barclays, Plc	3,733,833
69,900	Barratt Developments, Plc	715,959
34,900	BBA Group, Plc	168,944
13,200	Berkeley Group, Plc	302,892
329,900	BG Group, Plc	2,214,883
78,100	Boots Group, Plc	907,362
259,700	BP Amoco Capital, Plc	2,479,071
123,200	British Land Co., Plc	1,658,740
257,800	BT Group, Plc	838,584
425,000	Centrica, Plc *	1,930,444
6,500	Cobham, Plc	156,680
150,200	Compass Group, Plc, Sponsored ADR	599,340
12,200	Countrywide, Plc	68,993
23,300	Diageo, Plc	290,937
306,500	Dixons Group, Plc	947,078
100	Friends Provident, Plc	252
700	Gamma Holding NV	27,817
363,100	GlaxoSmithKline, Plc	7,825,869
19,300	Great Portland Estates, Plc	98,492

9

90,200	HBOS, Plc	$1,217,699
49,600	Hilton Group, Plc	248,407
16,000	HMV Group, Plc	66,088
21,100	HSBC Holdings, Plc	334,870
292,400	HSBC Holdings, Plc (Hong Kong)	4,649,543
31,500	Imi, Plc	202,934
43,200	Imperial Tobacco Group, Plc	941,250
6,400	Inchcape, Plc	180,560
115,400	Intercontinental Hotels Group, Plc	1,312,519
56,200	J Sainsbury, Plc	259,087
14,100	Kelda Group, Plc	136,639
301,100	Kingfisher, Plc	1,679,610
35,100	Land Securities Group, Plc	745,075
589,500	Lloyds TSB Group, Plc	4,603,193
1,200	Mayr-Melnhof Karton AG	168,395
711,600	Morrison WM Supermarkets	2,478,913
280,200	National Grid Transco, Plc	2,364,185
26,300	Next, Plc	777,207
134,300	Northern Foods, Plc	369,415
26,800	Persimmon, Plc	320,818
32,800	Provident Financial, Plc	334,474
62,100	Reckitt Benckiser, Plc	1,521,615
9,600	RMC Group, Plc	147,581
69,400	Royal Bank of Scotland	2,004,412
19,600	SABMiller, Plc	258,747
108,500	Schroders, Plc	1,216,370
84,100	Scottish & Southern Energy, Plc	1,185,572
14,500	Severn Trent, Plc	230,387
36,200	Smith WH Plc	218,474
67,800	Somerfield, Plc	153,981
73,000	Standard Chartered, Plc	1,253,011
9,200	Suedzucker AG	173,660
38,600	Tate & Lyle, Plc	269,631
94,900	Taylor Woodrow, Plc	452,094
680,500	Tesco, Plc	3,512,759
116,900	THUS Group, Plc *	29,088
2,193,800	Vodafone Airtouch, Plc	5,250,338
39,500	Whitbread, Plc	589,005
72,200	Wimpey (George), Plc	525,240
172,600	Wolseley, Plc	2,946,981
		75,932,683

	Total Common Stocks (Cost $286,494,839)	302,764,402

10

Shares		Value
PREFERRED STOCKS - 0.3%

	Germany - 0.3%
800	Porsche AG Preferred	$519,759
4,400	RWE AG Preferred	177,967
500	Villeroy & Boch AG Preferred	5,104
15,200	Volkswagen AG Preferred	413,576
		1,116,406

	Italy - 0.0%
5,600	Fiat SpA Preferred *	26,635

	Total Preferred Stocks (Cost $1,134,520)	1,143,041

Shares		Value
RIGHTS - 0.0%

	Belgium - 0.0%
1,100	Colruyt SA * (a)	$0

	Thailand - 0.0%
100,421	TelecomAsia Corp., Public Co., Ltd. * (a)	0

	United Kingdom - 0.0%
332,400	Ti Automotive, Ltd. * (a)	0

	Total Rights (Cost $68,642)	0

Total Investments - 97.2% (Cost $287,698,001)		303,907,443

Net Other Assets and Liabilities - 2.8%		8,650,644
Total Net Assets - 100.0%		$312,558,087

*                                            Non-income producing security.

(a)                                    Contingent Value Obligation.

ADR                     American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

11

GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $291,317,899.  Net unrealized appreciation (depreciation) aggregated $12,589,544, of which $16,220,676 related to appreciated investment securities and $(3,631,132) related to depreciated investment securities.

12

Select International Equity Fund
PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Industry Concentration of Investments
as a Percentage of Net Assets:

Advertising	0.1%
Agriculture	1.0
Airlines	0.1
Apparel	0.2
Auto Manufacturers	4.0
Auto Parts & Equipment	0.2
Banks	16.8
Beverages	1.3
Building Materials	2.8
Chemicals	2.3
Commercial Services	1.4
Cosmetics & Personal Care	0.8
Distribution & Wholesale	1.0
Diversified Financial Services	3.4
Electric	5.4
Electrical Components & Equipment	0.8
Electronics	1.4
Engineering & Construction	1.9
Entertainment	0.5
Environmental Control	0.1
Food	4.1
Food Service	0.2
Forest Products & Paper	0.2
Gas	0.7
Health Care-Products	0.7
Holding Companies - Diversified	0.2
Home Builders	0.1
Household Products & Wares	0.1
Insurance	5.5
Iron & Steel	1.3
Lodging	0.5
Machinery - Diversified	0.4
Manufacturing - Miscellaneous	1.9
Media	1.2
Metal Fabricate & Hardware	0.2
Mining	1.2
Office & Business Equipment	0.9
Oil & Gas	10.0
Packaging & Containers	0.1
Pharmaceuticals	10.2
Real Estate	2.4
Retail	2.4
Semiconductors	0.2
Software	0.1
Telecommunications	5.9
Transportation	1.0
Net Other Assets and Liabilities	2.8
Total	100.0%

1

SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS - 98.1%

	Banks - 2.9%
65,400	Bank of America Corp.	$2,833,782
274,673	State Street Corp. (a)	11,731,284
		14,565,066

	Biotechnology - 3.0%
161,421	Amgen, Inc. *	9,149,342
89,100	Genentech, Inc. *	4,670,622
73,700	Medimmune, Inc. *	1,746,690
		15,566,654

	Commercial Services - 2.3%
35,700	Apollo Group, Inc. *	2,619,309
119,013	Certegy, Inc.	4,428,474
157,404	Paychex, Inc.	4,745,731
		11,793,514

	Computers - 5.1%
127,200	Apple Computer, Inc. *	4,929,000
406,356	Dell, Inc. *	14,466,274
38,200	International Business Machines Corp.	3,275,268
21,400	Lexmark International Group, Inc. *	1,797,814
21,100	Research In Motion *	1,610,774
		26,079,130

	Cosmetics & Personal Care - 2.1%
92,600	Avon Products, Inc.	4,044,768
66,600	Estee Lauder Cos., Inc., Class A	2,783,880
68,400	Procter & Gamble Co.	3,701,808
		10,530,456

	Diversified Financial Services - 10.6%
232,195	American Express Co. (a)	11,948,755
167,904	Citigroup, Inc.	7,407,924
145,886	Fannie Mae	9,249,172
42,500	Goldman Sachs and Co.	3,962,700
23,100	Lehman Brothers Holdings, Inc.	1,841,532
73,900	Merrill Lynch & Co., Inc.	3,674,308
183,200	Morgan (J.P.) & Co., Inc.	7,278,536
195,795	SLM Corp.	8,732,457
		54,095,384

	Electrical Components & Equipment - 1.7%
334,003	Molex Inc., Class A	8,787,619

	Electronics - 0.8%
199,700	Agilent Technologies, Inc. *	4,307,529

	Food - 1.0%
58,400	Whole Foods Market, Inc. (a)	5,010,136

1

	Health Care-Products - 5.5%
31,200	Alcon, Inc.	$2,502,240
92,139	Dentsply International, Inc.	4,785,700
56,400	Guidant Corp.	3,724,656
138,208	Johnson & Johnson	7,785,257
88,300	Medtronic, Inc.	4,582,770
57,587	Zimmer Holdings, Inc. *	4,551,676
		27,932,299

	Health Care-Services - 2.8%
157,404	Lincare Holding, Inc. * (a)	4,676,473
130,530	UnitedHealth Group, Inc.	9,625,282
		14,301,755

	Home Furnishings - 0.6%
26,900	Harman International Industries, Inc.	2,898,475

	Insurance - 4.4%
193,261	AFLAC, Inc.	7,577,764
216,633	American International Group, Inc.	14,728,878
		22,306,642

	Internet - 6.1%
90,100	eBay, Inc. *	8,283,794
17,600	Google, Inc., Class A * (a)	2,280,960
230,347	InterActiveCorp * (a)	5,072,241
42,500	Symantec Corp. *	2,332,400
389,630	Yahoo!, Inc. *	13,212,353
		31,181,748

	Leisure Time - 2.0%
218,830	Carnival Corp.	10,348,471

	Manufacturing - Miscellaneous - 3.5%
222,669	Dover Corp.	8,655,144
277,600	General Electric Co.	9,321,808
		17,976,952

	Media - 5.0%
276,416	Comcast Corp., Special Class A *	7,717,535
98,100	DIRECTV Group (The), Inc. *	1,725,579
998,170	Liberty Media Group, Class A	8,704,042
92,139	Liberty Media International, Inc., Class A *	3,073,941
140,000	Univision Communications, Inc. * (a)	4,425,400
		25,646,497

	Oil & Gas - 1.2%
63,200	Suncor Energy, Inc.	2,023,032
38,800	Total SA, Sponsored ADR	3,964,196
		5,987,228

	Oil & Gas Services - 4.0%
84,300	BJ Services Co. (a)	4,418,163
207,017	Schlumberger, Ltd.	13,934,314
30,300	Smith International, Inc. *	1,840,119
		20,192,596

2

	Pharmaceuticals - 9.2%
47,200	Allergan, Inc.	$3,424,360
61,900	AstraZeneca Plc, ADR	2,545,947
30,713	Cardinal Health, Inc.	1,344,308
133,900	Caremax Rx, Inc. *	4,294,173
131,800	Gilead Sciences, Inc. *	4,926,684
51,250	IVAX Corp. *	981,437
58,600	Lilly (Eli) & Co.	3,518,930
80,800	Novartis AG, Sponsored ADR	3,770,936
392,896	Pfizer, Inc.	12,022,618
45,000	Roche Holding AG, Sponsored ADR	4,648,833
145,887	Wyeth Corp.	5,456,174
		46,934,400

	Retail - 6.9%
92,700	Bed Bath & Beyond, Inc. *	3,440,097
96,700	Chico’s FAS, Inc. * (a)	3,307,140
47,900	Costco Wholesale Corp.	1,990,724
199,634	Home Depot, Inc.	7,825,653
71,000	Lowes Cos., Inc.	3,858,850
131,100	Starbucks Corp. *	5,959,806
113,300	Target Corp.	5,126,825
79,400	Tiffany & Co.	2,440,756
33,300	Williams-Sonoma, Inc. *	1,250,415
		35,200,266

	Semiconductors - 3.0%
315,017	Intel Corp.	6,319,241
142,200	Marvell Technology Group, Ltd. * (a)	3,715,686
65,500	Maxim Integrated Products, Inc.	2,769,995
119,600	Texas Instruments, Inc.	2,545,088
		15,350,010

	Software - 9.5%
108,400	Electronic Arts, Inc. *	4,985,316
238,025	First Data Corp.	10,354,088
149,726	Intuit, Inc. *	6,797,560
65,700	Mercury Interactive Corp. * (a)	2,291,616
663,025	Microsoft Corp.	18,332,641
32,400	NAVTEQ Corp. *	1,154,736
114,500	SAP AG, Sponsored ADR (a)	4,459,775
		48,375,732

	Telecommunications - 4.9%
626,703	Cisco Systems, Inc. *	11,343,324
84,300	Qualcomm, Inc.	3,291,072
433,820	Vodafone Group, Plc, Sponsored ADR (a)	10,459,400
		25,093,796

	Total Common Stocks (Cost $469,329,268)	500,462,355

3

Shares		Value
EXCHANGE-TRADED FUND - 0.1%

4,929	SPDR Trust Series 1	$550,964
	Total Exchange-Traded Fund (Cost $549,485)	550,964

Shares		Value
INVESTMENT COMPANY - 1.8%

8,911,695	Marshall Money Market Fund	$8,911,695
	Total Investment Company (Cost $8,911,695)	8,911,695

Total Investments - 100.0% (Cost $478,790,448)		509,925,014
Net Other Assets and Liabilities - 0.0%		83,353
Total Net Assets - 100.0%		$510,008,367

*                                            Non-income producing security.

(a)                                  All or a portion of this security is out on loan at September 30, 2004; the value of the securities loaned amounted to $40,511,216. The value of collateral amounted to $41,902,396 which consisted of cash equivalents.

ADR                     American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $486,594,791.  Net unrealized appreciation (depreciation) aggregated $23,330,223, of which $41,308,834 related to appreciated investment securities and $(17,978,611) related to depreciated investment securities.

4

CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS - 99.3%

	Advertising - 1.4%
36,500	Lamar Advertising Co. *	$1,518,765
42,600	Omnicom Group, Inc. (a)	3,112,356
		4,631,121

	Aerospace & Defense - 2.0%
40,200	Boeing Co.	2,075,124
46,200	Lockheed Martin Corp.	2,577,036
33,600	Northrop Grumman Corp.	1,791,888
		6,444,048

	Airlines - 0.1%
76,100	Delta Air Lines, Inc. * (a)	250,369

	Auto Parts & Equipment - 0.7%
40,100	Johnson Controls, Inc.	2,278,081

	Banks - 6.1%
74,556	Bank of America Corp.	3,230,511
135,300	Mellon Financial Corp.	3,746,457
38,800	Northern Trust Corp.	1,583,040
61,000	PNC Bank Corp.	3,300,100
17,300	State Street Corp.	738,883
121,800	Wells Fargo & Co.	7,262,934
		19,861,925

	Beverages - 1.7%
111,100	PepsiCo, Inc.	5,405,015

	Biotechnology - 0.5%
29,900	Amgen, Inc. *	1,694,732

	Building Materials - 2.2%
66,800	Martin Marietta Materials, Inc.	3,024,036
119,500	Masco Corp.	4,126,335
		7,150,371

	Commercial Services - 3.0%
223,200	Cendant Corp.	4,821,120
37,900	Equifax, Inc. (a)	999,044
34,200	Moody’s Corp.	2,505,150
47,000	Valassis Communications, Inc. *	1,390,260
		9,715,574

	Computers - 2.4%
136,900	Dell, Inc. *	4,873,640
79,500	EMC Corp. *	917,430
102,000	Hewlett-Packard Co.	1,912,500
		7,703,570

1

	Cosmetics & Personal Care - 2.8%
57,600	Avon Products, Inc.	$2,515,968
64,400	Colgate-Palmolive Co.	2,909,592
31,400	Kimberly-Clark Corp.	2,028,126
33,300	Procter & Gamble Co.	1,802,196
		9,255,882

	Diversified Financial Services - 13.9%
345,800	Charles Schwab Corp.	3,177,902
220,882	Citigroup, Inc.	9,745,314
80,400	Fannie Mae	5,097,360
181,200	Freddie Mac	11,821,488
104,200	MBNA Corp.	2,625,840
168,600	Morgan (J.P.) & Co., Inc.	6,698,478
126,600	Morgan Stanley Dean Witter & Co.	6,241,380
		45,407,762

	Electric - 3.8%
101,000	American Electric Power, Inc.	3,227,960
86,200	CMS Energy Corp. * (a)	820,624
81,600	Exelon Corp. (a)	2,993,904
88,300	FirstEnergy Corp.	3,627,364
82,000	Pepco Holdings, Inc.	1,631,800
		12,301,652

	Food - 2.2%
84,900	Albertson’s, Inc.	2,031,657
104,300	Kroger Co. *	1,618,736
55,700	Wrigley (Wm.) Jr. Co.	3,526,367
		7,176,760

	Gas - 0.7%
65,700	Sempra Energy	2,377,683

	Health Care-Products - 2.2%
41,200	Guidant Corp.	2,720,848
42,400	Johnson & Johnson	2,388,392
39,000	Medtronic, Inc.	2,024,100
		7,133,340

	Health Care-Services - 1.8%
9,200	Quest Diagnostics, Inc. (a)	811,624
70,100	UnitedHealth Group, Inc.	5,169,174
		5,980,798

	Household Products & Wares - 0.3%
23,800	Energizer Holdings, Inc. * (a)	1,097,180

	Insurance - 2.8%
49,500	AFLAC, Inc.	1,940,895
52,200	Allstate Corp.	2,505,078
13,400	AMBAC Financial Group, Inc.	1,071,330
3,900	American International Group, Inc.	265,161
42,000	Hartford Financial Services Group, Inc. (a)	2,601,060
21,400	Willis Group Holdings, Ltd.	800,360
		9,183,884

2

	Internet - 1.9%
26,200	eBay, Inc. *	$2,408,828
6,400	Google, Inc., Class A * (a)	829,440
83,700	Yahoo!, Inc. *	2,838,267
		6,076,535

	Leisure Time - 0.5%
73,300	Sabre Group Holdings, Inc.	1,798,049

	Lodging - 2.0%
52,600	Harrah’s Entertainment, Inc. (a)	2,786,748
45,900	Marriott International, Inc., Class A	2,384,964
27,700	Starwood Hotels & Resorts Worldwide, Inc.	1,285,834
		6,457,546

	Manufacturing - Miscellaneous - 1.5%
53,700	Illinois Tool Works, Inc. (a)	5,003,229

	Media - 10.7%
103,900	Clear Channel Communications, Inc.	3,238,563
52,200	Comcast Corp., Special Class A *	1,457,424
35,300	Cox Communications, Inc. *	1,169,489
40,400	Echostar Communications Corp. *	1,257,248
31,200	Gannett Co., Inc.	2,613,312
119,700	Liberty Media Group, Class A	1,043,784
59,100	McGraw-Hill Cos., Inc.	4,709,679
413,000	Time Warner, Inc. *	6,665,820
134,630	Univision Communications, Inc. * (a)	4,255,654
255,400	Viacom, Inc., Class B	8,571,224
		34,982,197

	Oil & Gas - 4.5%
29,456	ConocoPhillips	2,440,430
193,000	Exxon Mobil Corp.	9,327,690
71,000	Marathon Oil Corp.	2,930,880
		14,699,000

	Pharmaceuticals - 6.8%
75,800	Bristol-Myers Squibb Co.	1,794,186
84,200	Caremax Rx, Inc. *	2,700,294
34,900	Cephalon, Inc. * (a)	1,671,710
22,100	Lilly (Eli) & Co.	1,327,105
223,800	Pfizer, Inc.	6,848,280
209,800	Wyeth Corp.	7,846,520
		22,188,095

	Retail - 4.8%
43,000	CarMax, Inc. * (a)	926,650
70,700	Costco Wholesale Corp.	2,938,292
30,300	Dollar Tree Stores, Inc. *	816,585
72,000	Family Dollar Stores, Inc. (a)	1,951,200
57,600	Lowes Cos., Inc.	3,130,560
110,000	Wal-Mart Stores, Inc.	5,852,000
		15,615,287

3

	Savings & Loans - 0.3%
9,000	Golden West Financial Corp.	$998,550

	Semiconductors - 1.6%
149,300	Intel Corp.	2,994,958
59,000	Linear Technology Corp.	2,138,160
		5,133,118

	Software - 4.7%
137,000	First Data Corp.	5,959,500
291,000	Microsoft Corp.	8,046,150
120,400	Oracle Corp. *	1,358,112
		15,363,762

	Telecommunications - 7.3%
252,000	Cisco Systems, Inc. *	4,561,200
149,600	Crown Castle International Corp. * (a)	2,226,048
246,200	Nextel Communications, Inc., Class A *	5,869,408
199,200	Qualcomm, Inc.	7,776,768
136,400	SBC Communications, Inc.	3,539,580
		23,973,004

	Transportation - 2.1%
87,200	Burlington Northern Santa Fe Corp.	3,340,632
109,200	CSX Corp.	3,625,440
		6,966,072

	Total Common Stocks (Cost $299,285,999)	324,304,191

Total Investments - 99.3% (Cost $299,285,999)		324,304,191
Net Other Assets and Liabilities - 0.7%		2,315,694
Total Net Assets - 100.0%		$326,619,885

*                                            Non-income producing security.

(a)                                  All or a portion of this security is out on loan at September 30, 2004; the value of the securities loaned amounted to $19,980,764. The value of collateral amounted to $20,636,112 which consisted of cash equivalents.

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $307,556,338. Net unrealized appreciation (depreciation) aggregated $16,747,853, of which $34,399,772 related to appreciated investment securities and $(17,651,919) related to depreciated investment securities.

4

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Shares		Value
COMMON STOCKS - 99.0%

	Advertising - 0.2%
22,900	Interpublic Group of Companies, Inc. *	$242,511
10,200	Omnicom Group, Inc. (a)	745,212
		987,723

	Aerospace & Defense - 1.7%
45,638	Boeing Co.	2,355,834
10,900	General Dynamics Corp.	1,112,890
6,400	Goodrich (B.F.) Co.	200,704
24,182	Lockheed Martin Corp.	1,348,872
19,492	Northrop Grumman Corp.	1,039,508
24,500	Raytheon Co.	930,510
9,600	Rockwell Collins, Inc.	356,544
27,800	United Technologies Corp.	2,595,964
		9,940,826

	Agriculture - 1.2%
111,600	Altria Group, Inc.	5,249,664
14,527	Monsanto Co.	529,073
8,100	Reynolds American, Inc.	551,124
9,000	UST, Inc.	362,340
		6,692,201

	Airlines - 0.1%
6,800	Delta Air Lines, Inc. * (a)	22,372
42,918	Southwest Airlines, Inc.	584,543
		606,915

	Apparel - 0.4%
10,200	Coach, Inc. *	432,684
6,800	Jones Apparel Group, Inc.	243,440
5,800	Liz Claiborne, Inc.	218,776
14,300	Nike, Inc., Class B	1,126,840
3,200	Reebok International, Ltd.	117,504
6,000	V.F. Corp. (a)	296,700
		2,435,944

	Auto Manufacturers - 0.6%
99,481	Ford Motor Co. (a)	1,397,708
30,700	General Motors Corp.	1,304,136
3,800	Navistar International Corp. *	141,322
9,430	Paccar, Inc.	651,802
		3,494,968

	Auto Parts & Equipment - 0.2%
4,000	Cooper Tire & Rubber Co.	80,680
8,109	Dana Corp.	143,448
30,428	Delphi Automotive Systems Corp.	282,676
9,500	Goodyear Tire & Rubber Co. * (a)	102,030
10,400	Johnson Controls, Inc.	590,824
7,036	Visteon Corp.	56,218
		1,255,876

	Banks - 6.4%
19,200	Amsouth Bancorp	$468,480
221,142	Bank of America Corp.	9,582,083
42,300	Bank of New York Co., Inc.	1,233,891
30,100	BB&T Corp.	1,194,669
9,350	Comerica, Inc.	554,922
31,005	Fifth Third Bancorp (a)	1,526,066
6,700	First Horizon National Corp.	290,512
12,449	Huntington Bancshares, Inc. (a)	310,105
22,100	KeyCorp	698,360
6,400	M & T Bank Corp.	612,480
12,100	Marshall & Ilsley Corp.	487,630
23,000	Mellon Financial Corp.	636,870
36,000	National City Corp.	1,390,320
9,400	North Fork Bancorp., Inc.	417,830
11,900	Northern Trust Corp.	485,520
15,400	PNC Bank Corp.	833,140
25,155	Regions Financial Corp.	831,624
18,100	Southtrust Corp.	754,046
18,300	State Street Corp.	781,593
15,400	Suntrust Banks, Inc. (a)	1,084,314
16,800	Synovus Financial Corp.	439,320
102,134	U.S. Bancorp	2,951,673
71,196	Wachovia Corp.	3,342,652
91,830	Wells Fargo & Co.	5,475,823
4,900	Zions Bancorp.	299,096
		36,683,019

	Beverages - 2.3%
2,000	Adolph Coors Co.	135,840
43,600	Anheuser-Busch Companies, Inc.	2,177,820
6,600	Brown Forman Corp., Class B	302,280
131,900	Coca-Cola Co.	5,282,595
25,400	Coca-Cola Enterprises, Inc.	480,060
13,800	Pepsi Bottling Group, Inc.	374,670
92,110	PepsiCo, Inc.	4,481,151
		13,234,416

	Biotechnology - 1.2%
68,808	Amgen, Inc. *	3,900,037
10,900	Applied Biosystems Group - Applera Corp.	205,683
18,385	Biogen Idec, Inc. *	1,124,610
10,200	Chiron Corp. * (a)	450,840
12,400	Genzyme Corp. *	674,684
13,500	Medimmune, Inc. *	319,950
2,700	Millipore Corp. * (a)	129,195
		6,804,999

	Building Materials - 0.3%
11,600	American Standard Companies, Inc. *	451,356
23,500	Masco Corp.	811,455
5,600	Vulcan Materials Co.	285,320
		1,548,131

	Chemicals - 1.7%
12,400	Air Products & Chemicals, Inc.	$674,312
3,900	Ashland, Inc.	218,712
6,000	Avery Dennison Corp. (a)	394,680
51,077	Dow Chemical Co.	2,307,659
54,300	Du Pont (E.I.) De Nemours and Co.	2,324,040
4,200	Eastman Chemical Co. (a)	199,710
14,000	Ecolab, Inc. (a)	440,160
6,750	Engelhard Corp.	191,362
2,700	Great Lakes Chemical Corp. (a)	69,120
6,000	Hercules, Inc. *	85,500
5,100	International Flavors & Fragrances, Inc.	194,820
9,400	PPG Industries, Inc.	576,032
17,700	Praxair, Inc.	756,498
12,175	Rohm & Haas Co.	523,160
7,700	Sherwin Williams Co.	338,492
3,800	Sigma Aldrich Corp.	220,400
		9,514,657

	Commercial Services - 0.9%
10,500	Apollo Group, Inc. *	770,385
57,333	Cendant Corp.	1,238,393
7,700	Convergys Corp. *	103,411
2,700	Deluxe Corp. * (a)	110,754
7,400	Equifax, Inc.	195,064
9,000	H&R Block, Inc.	444,780
15,914	McKesson Corp.	408,194
8,100	Moody’s Corp.	593,325
20,550	Paychex, Inc.	619,582
11,900	R. R. Donnelley & Sons Co.	372,708
9,300	Robert Half International, Inc. (a)	239,661
		5,096,257

	Computers - 3.9%
7,000	Affiliated Computer Services, Class A * (a)	389,690
21,100	Apple Computer, Inc. *	817,625
10,300	Computer Sciences Corp. *	485,130
135,700	Dell, Inc. *	4,830,920
27,800	Electronic Data Systems Corp. (a)	539,042
130,700	EMC Corp. *	1,508,278
20,260	Gateway, Inc. *	100,287
164,098	Hewlett-Packard Co.	3,076,838
91,100	International Business Machines Corp.	7,810,914
7,100	Lexmark International Group, Inc. *	596,471
5,100	NCR Corp. * (a)	252,909
19,400	Network Appliance, Inc. * (a)	446,200
180,800	Sun Microsystems, Inc. *	730,432
15,600	SunGard Data Systems, Inc. *	370,812
18,200	Unisys Corp. *	187,824
		22,143,372

	Cosmetics & Personal Care - 2.5%
4,950	Alberto-Culver Co.	215,226
25,700	Avon Products, Inc.	1,122,576
28,900	Colgate-Palmolive Co.	1,305,702
54,500	Gillette Co.	2,274,830
26,940	Kimberly-Clark Corp.	1,740,055
138,200	Procter & Gamble Co.	7,479,384
		14,137,773

	Distribution & Wholesale - 0.1%
9,550	Genuine Parts Co.	$366,529
5,000	W.W. Grainger, Inc.	288,250
		654,779

	Diversified Financial Services - 8.2%
68,900	American Express Co.	3,545,594
5,652	Bear Stearns Cos., Inc. (a)	543,553
13,137	Capital One Financial Corp.	970,824
74,200	Charles Schwab Corp.	681,898
281,640	Citigroup, Inc.	12,425,957
30,598	Countrywide Financial Corp.	1,205,255
20,200	E*TRADE Financial Corp. *	230,684
52,600	Fannie Mae	3,334,840
5,900	Federated Investors, Inc., Class B (a)	167,796
13,530	Franklin Resources, Inc.	754,433
37,400	Freddie Mac	2,439,976
26,400	Goldman Sachs and Co.	2,461,536
13,000	Janus Capital Group, Inc. (a)	176,930
14,800	Lehman Brothers Holdings, Inc.	1,179,856
69,477	MBNA Corp.	1,750,820
51,100	Merrill Lynch & Co., Inc.	2,540,692
193,625	Morgan (J.P.) & Co., Inc.	7,692,721
59,734	Morgan Stanley Dean Witter & Co.	2,944,886
15,900	Providian Financial Corp. * (a)	247,086
23,671	SLM Corp.	1,055,727
6,900	T. Rowe Price Group, Inc.	351,486
		46,702,550

	Electric - 2.7%
35,100	AES Corp. *	350,649
6,900	Allegheny Energy, Inc. * (a)	110,124
10,600	Ameren Corp.	489,190
21,540	American Electric Power, Inc.	688,418
24,100	Calpine Corp. * (a)	69,890
16,698	CenterPoint Energy, Inc.	172,991
9,843	Cinergy Corp.	389,783
8,700	CMS Energy Corp. *	82,824
13,100	Consolidated Edison, Inc. (a)	550,724
9,550	Constellation Energy Group, Inc.	380,472
17,950	Dominion Resources, Inc.	1,171,238
9,400	DTE Energy Co.	396,586
50,934	Duke Energy Corp.	1,165,879
17,700	Edison International	469,227
12,300	Entergy Corp.	745,503
35,900	Exelon Corp.	1,317,171
17,900	FirstEnergy Corp.	735,332
10,100	Florida Power & Light Group Capital, Inc.	690,032
14,300	NiSource, Inc.	300,443
21,800	PG&E Corp. *	662,720
5,000	Pinnacle West Capital Corp.	207,500
10,300	PPL Corp.	485,954
13,377	Progress Energy, Inc. (a)	566,382
12,900	Public Service Enterprise Group, Inc. (a)	549,540
40,100	Southern Co. (a)	1,202,198
10,800	TECO Energy, Inc. (a)	146,124
16,140	TXU Corp.	773,429
21,710	Xcel Energy, Inc.	376,017
		15,246,340

	Electrical Components & Equipment - 0.3%
10,800	American Power Conversion Corp.	$187,812
22,900	Emerson Electric Co.	1,417,281
10,325	Molex, Inc.	307,892
4,500	Power-One, Inc. *	29,160
		1,942,145

	Electronics - 0.5%
26,324	Agilent Technologies, Inc. *	567,809
10,900	Jabil Circuit, Inc. *	250,700
6,475	Parker-Hannifin Corp.	381,119
6,900	Perkinelmer, Inc.	118,818
28,300	Sanmina Corp. * (a)	199,515
52,200	Solectron Corp. *	258,390
13,000	Symbol Technologies, Inc.	164,320
4,600	Tektronix, Inc.	152,950
8,800	Thermo Electron Corp. *	237,776
6,400	Waters Corp. *	282,240
		2,613,637

	Engineering & Construction - 0.0%
4,500	Fluor Corp. (a)	200,340

	Entertainment - 0.1%
18,700	International Game Technology	672,265

	Environmental Control - 0.2%
17,300	Allied Waste Industries, Inc. *	153,105
31,535	Waste Management, Inc.	862,167
		1,015,272

	Food - 1.7%
19,942	Albertson’s, Inc.	477,212
35,349	Archer-Daniels-Midland Co.	600,226
22,300	Campbell Soup Co.	586,267
28,700	Conagra, Inc.	737,877
20,700	General Mills, Inc. (a)	929,430
19,000	H.J. Heinz Co.	684,380
13,400	Hershey Foods Corp.	625,914
22,500	Kellogg Co.	959,850
40,100	Kroger Co. *	622,352
7,400	McCormick & Co., Inc.	254,116
24,200	Safeway, Inc. *	467,302
43,100	Sara Lee Corp. (a)	985,266
7,400	Supervalu, Inc.	203,870
34,700	Sysco Corp.	1,038,224
7,700	Winn-Dixie Stores, Inc. (a)	23,793
12,200	Wrigley (Wm.) Jr. Co.	772,382
		9,968,461

	Forest Products & Paper - 0.6%
4,800	Boise Cascade Corp. (a)	$159,744
14,002	Georgia-Pacific Corp.	503,372
26,440	International Paper Co.	1,068,440
5,900	Louisiana Pacific Corp.	153,105
10,998	MeadWestvaco Corp.	350,836
3,000	Temple Inland, Inc.	201,450
13,000	Weyerhaeuser Co.	864,240
		3,301,187

	Gas - 0.2%
8,700	KeySpan Energy Corp.	341,040
2,400	Nicor, Inc. (a)	88,080
2,000	Peoples Energy Corp.	83,360
12,613	Sempra Energy	456,464
		968,944

	Hand & Machine Tools - 0.1%
4,400	Black & Decker Corp. (a)	340,736
3,100	Snap-On, Inc.	85,436
4,500	Stanley Works (a)	191,385
		617,557

	Health Care-Products - 3.8%
2,900	Bausch & Lomb, Inc.	192,705
33,400	Baxter International, Inc.	1,074,144
13,600	Becton, Dickinson & Co. (a)	703,120
13,825	Biomet, Inc.	648,116
45,800	Boston Scientific Corp. *	1,819,634
5,700	C.R. Bard, Inc.	322,791
6,300	Fisher Scientific International, Inc. * (a)	367,479
17,100	Guidant Corp.	1,129,284
161,360	Johnson & Johnson	9,089,409
65,800	Medtronic, Inc.	3,415,020
9,600	St. Jude Medical, Inc. *	722,592
21,800	Stryker Corp.	1,048,144
13,370	Zimmer Holdings, Inc. *	1,056,765
		21,589,203

	Health Care-Services - 1.3%
8,398	Aetna, Inc.	839,212
7,600	Anthem, Inc. * (a)	663,100
26,200	HCA - The Healthcare Corporation	999,530
13,200	Health Management Associates, Inc., Class A (a)	269,676
8,600	Humana, Inc. *	171,828
4,700	Manor Care, Inc.	140,812
5,600	Quest Diagnostics, Inc.	494,032
25,250	Tenet Healthcare Corp. * (a)	272,448
36,200	UnitedHealth Group, Inc.	2,669,388
8,600	Wellpoint Health Networks, Inc. *	903,774
		7,423,800

	Home Builders - 0.2%
6,700	Centex Corp. (a)	$338,082
2,500	KB Home (a)	211,225
6,900	Pulte Corp.	423,453
		972,760

	Home Furnishings - 0.1%
10,400	Leggett & Platt, Inc.	292,240
4,200	Maytag Corp. (a)	77,154
3,600	Whirlpool Corp. (a)	216,324
		585,718

	Household Products & Wares - 0.3%
11,600	Clorox Co.	618,280
7,900	Fortune Brands, Inc.	585,311
14,933	Newell Rubbermaid, Inc. (a)	299,257
		1,502,848

	Insurance - 4.8%
15,400	ACE, Ltd.	616,924
27,600	AFLAC, Inc.	1,082,196
37,638	Allstate Corp.	1,806,248
5,900	AMBAC Financial Group, Inc.	471,705
141,679	American International Group, Inc.	9,632,755
17,150	AON Corp.	492,891
10,400	Chubb Corp.	730,912
7,500	Cigna Corp.	522,225
9,175	Cincinnati Financial Corp.	378,194
16,000	Hartford Financial Services Group, Inc.	990,880
7,400	Jefferson Pilot Corp.	367,484
9,600	Lincoln National Corp.	451,200
10,100	Loews Corp.	590,850
28,300	Marsh & McLennan Cos., Inc.	1,295,008
7,750	MBIA, Inc.	451,128
40,800	Metlife, Inc.	1,576,920
5,400	MGIC Investment Corp.	359,370
17,000	Principal Financial Group, Inc.	611,490
11,800	Progressive Corp.	1,000,050
28,200	Prudential Financial, Inc. (a)	1,326,528
6,800	SAFECO Corp.	310,420
36,390	St. Paul Travelers Companies	1,203,053
6,000	Torchmark Corp.	319,080
16,018	UnumProvident Corp. (a)	251,322
7,500	XL Capital, Ltd., Class A	554,925
		27,393,758

	Internet - 1.2%
36,000	eBay, Inc. *	3,309,840
6,400	Monster Worldwide, Inc. *	157,696
17,100	Symantec Corp. *	938,448
74,000	Yahoo!, Inc. *	2,509,340
		6,915,324

	Iron & Steel - 0.1%
5,151	Allegheny Technologies, Inc.	$94,006
4,300	Nucor Corp. (a)	392,891
6,120	United States Steel Corp. (a)	230,234
		717,131

	Leisure Time - 0.5%
5,200	Brunswick Corp.	237,952
34,400	Carnival Corp.	1,626,776
16,100	Harley-Davidson, Inc. (a)	956,984
7,408	Sabre Group Holdings, Inc.	181,718
		3,003,430

	Lodging - 0.3%
6,100	Harrah’s Entertainment, Inc. (a)	323,178
20,900	Hilton Hotels Corp.	393,756
12,500	Marriott International, Inc., Class A	649,500
11,300	Starwood Hotels & Resorts Worldwide, Inc.	524,546
		1,890,980

	Machinery - Construction & Mining - 0.3%
18,700	Caterpillar, Inc.	1,504,415

	Machinery - Diversified - 0.2%
2,400	Cummins Engine Co., Inc. (a)	177,336
13,500	Deere & Co.	871,425
10,000	Rockwell International Corp.	387,000
		1,435,761

	Manufacturing - Miscellaneous - 5.9%
42,600	3M Co.	3,406,722
5,200	Cooper Industries, Ltd.	306,800
3,150	Crane Co.	91,098
16,800	Danaher Corp. (a)	861,504
11,000	Dover Corp.	427,570
15,600	Eastman Kodak Co. (a)	502,632
8,300	Eaton Corp.	526,303
574,000	General Electric Co.	19,274,920
46,675	Honeywell International, Inc.	1,673,766
16,500	Illinois Tool Works, Inc.	1,537,305
9,400	Ingersoll-Rand Co.	638,918
5,000	ITT Industries, Inc.	399,950
6,800	Pall Corp. (a)	166,464
7,500	Textron, Inc.	482,025
109,237	Tyco International, Ltd. (a)	3,349,206
		33,645,183

	Media - 3.2%
32,100	Clear Channel Communications, Inc.	1,000,557
121,478	Comcast Corp., Class A *	3,430,539
4,400	Dow Jones & Company, Inc.	178,684
14,500	Gannett Co., Inc.	1,214,520
4,200	Knight-Ridder, Inc.	274,890
10,400	McGraw-Hill Cos., Inc.	828,776
2,700	Meredith Corp.	138,726
8,000	New York Times Co., Class A * (a)	312,800
248,598	Time Warner, Inc. *	4,012,372
17,287	Tribune Co.	711,360
17,500	Univision Communications, Inc. *	553,175
94,328	Viacom, Inc., Class B	3,165,648
111,629	Walt Disney Co.	2,517,234
		18,339,281

	Metal Fabricate & Hardware - 0.0%
4,700	Worthington Industries, Inc.	$100,345

	Mining - 0.6%
47,308	Alcoa, Inc.	1,589,076
9,600	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	388,800
24,111	Newmont Mining Corp. (a)	1,097,774
5,100	Phelps Dodge Corp. (a)	469,353
		3,545,003

	Office & Business Equipment - 0.2%
12,600	Pitney Bowes, Inc.	555,660
45,600	Xerox Corp. * (a)	642,048
		1,197,708

	Oil & Gas - 6.4%
5,000	Amerada Hess Corp.	445,000
13,579	Anadarko Petroleum Corp.	901,102
17,700	Apache Corp.	886,947
21,464	Burlington Resources, Inc.	875,731
115,872	ChevronTexaco Corp.	6,215,374
37,495	ConocoPhillips	3,106,461
13,200	Devon Energy Corp.	937,332
6,400	EOG Resources, Inc.	421,440
353,660	Exxon Mobil Corp.	17,092,388
8,181	Kerr-McGee Corp.	468,362
18,800	Marathon Oil Corp.	776,064
8,100	Nabors Industries, Ltd. * (a)	383,535
7,300	Noble Corp. *	328,135
21,300	Occidental Petroleum Corp.	1,191,309
5,800	Rowan Cos., Inc. * (a)	153,120
4,100	Sunoco, Inc.	303,318
17,427	Transocean Sedco Forex, Inc. * (a)	623,538
14,400	Unocal Corp.	619,200
7,000	Valero Energy Corp.	561,470
		36,289,826

	Oil & Gas Services - 0.7%
18,180	Baker Hughes, Inc.	794,830
8,800	BJ Services Co. (a)	461,208
24,000	Halliburton Co.	808,560
32,100	Schlumberger, Ltd.	2,160,651
		4,225,249

	Packaging & Containers - 0.1%
6,100	Ball Corp.	$228,323
5,800	Bemis Co.	154,164
8,100	Pactiv Corp. *	188,325
4,608	Sealed Air Corp. *	213,581
		784,393

	Pharmaceuticals - 6.4%
84,900	Abbott Laboratories	3,596,364
7,200	Allergan, Inc.	522,360
6,100	AmerisourceBergen Corp. (a)	327,631
105,700	Bristol-Myers Squibb Co.	2,501,919
23,400	Cardinal Health, Inc.	1,024,218
25,300	Caremax Rx, Inc. *	811,371
4,200	Express Scripts, Inc. * (a)	274,428
20,100	Forest Laboratories, Inc. *	904,098
23,400	Gilead Sciences, Inc. *	874,692
8,490	Hospira, Inc. *	259,794
13,066	King Pharmaceuticals, Inc. *	156,008
61,500	Lilly (Eli) & Co.	3,693,075
14,800	Medco Health Solutions, Inc. *	457,320
120,600	Merck & Co., Inc.	3,979,800
14,600	Mylan Laboratories (a)	262,800
410,484	Pfizer, Inc.	12,560,810
80,000	Schering-Plough Corp.	1,524,800
5,900	Watson Pharmaceuticals, Inc. *	173,814
72,500	Wyeth Corp.	2,711,500
		36,616,802

	Pipelines - 0.2%
20,600	Dynegy, Inc. * (a)	102,794
34,830	El Paso Energy Corp.	320,088
6,700	Kinder Morgan, Inc.	420,894
28,400	Williams Cos., Inc.	343,640
		1,187,416

	Real Estate - 0.4%
5,100	Apartment Investment & Management Co., REIT	177,378
21,900	Equity Office Properties Trust, REIT	596,775
15,200	Equity Residential Properties Trust, REIT	471,200
10,000	Plum Creek Timber Co., Inc., REIT	350,300
9,900	ProLogis Trust, REIT	348,876
11,300	Simon Property Group, Inc., REIT	606,019
		2,550,548

	Retail - 6.9%
14,400	AutoNation, Inc. *	245,952
4,500	AutoZone, Inc. * (a)	347,625
16,300	Bed Bath & Beyond, Inc. *	604,893
17,700	Best Buy Co., Inc. (a)	960,048
6,200	Big Lots, Inc. *	75,826
10,800	Circuit City Stores, Inc. (a)	165,672
25,112	Costco Wholesale Corp.	1,043,655
21,700	CVS Corp.	914,221

8,500	Darden Restaurants, Inc.	$198,220
4,500	Dillards, Inc., Class A	88,830
17,787	Dollar General Corp.	358,408
9,100	Family Dollar Stores, Inc.	246,610
9,800	Federated Department Stores, Inc.	445,214
49,050	Gap, Inc. (a)	917,235
119,397	Home Depot, Inc.	4,680,362
15,700	J.C. Penney Co., Inc.	553,896
18,600	Kohls Corp. *	896,334
25,600	Limited Brands, Inc.	570,624
42,400	Lowes Cos., Inc. (a)	2,304,440
15,800	May Department Stores Co. (a)	404,954
68,300	McDonald’s Corp.	1,914,449
7,600	Nordstrom, Inc.	290,624
17,000	Office Depot, Inc. *	255,510
8,700	RadioShack Corp.	249,168
11,500	Sears Roebuck & Co. (a)	458,275
27,000	Staples, Inc.	805,140
21,600	Starbucks Corp. *	981,936
49,100	Target Corp. (a)	2,221,775
7,900	Tiffany & Co.	242,846
26,500	TJX Cos., Inc.	584,060
11,600	Toys “R” Us, Inc. *	205,784
55,700	Walgreen Co.	1,995,731
230,700	Wal-Mart Stores, Inc.	12,273,240
6,200	Wendy’s International, Inc.	208,320
15,820	Yum! Brands, Inc.	643,241
		39,353,118

	Savings & Loans - 0.6%
8,300	Golden West Financial Corp.	920,885
18,600	Sovereign Bancorp, Inc. (a)	405,852
47,474	Washington Mutual, Inc.	1,855,284
		3,182,021

	Semiconductors - 2.9%
19,200	Advanced Micro Devices * (a)	249,600
20,200	Altera Corp. * (a)	395,314
20,600	Analog Devices, Inc.	798,868
92,300	Applied Materials, Inc. *	1,522,027
17,000	Applied Micro Circuits Corp. *	53,210
17,500	Broadcom Corp. *	477,575
348,700	Intel Corp.	6,994,922
10,700	KLA-Tencor Corp. * (a)	443,836
16,700	Linear Technology Corp.	605,208
20,900	LSI Logic Corp. *	90,079
17,700	Maxim Integrated Products, Inc.	748,533
33,200	Micron Technology, Inc. * (a)	399,396
19,400	National Semiconductor Corp. *	300,506
7,700	Novellus Systems, Inc. *	204,743
9,000	NVIDIA Corp. *	130,680
9,600	PMC-Sierra, Inc. * (a)	84,576
5,000	QLogic Corp. *	148,050
10,500	Teradyne, Inc. *	140,700
94,100	Texas Instruments, Inc.	2,002,448
18,800	Xilinx, Inc.	507,600
		16,297,871

	Software - 5.0%
13,000	Adobe Systems, Inc.	$643,110
6,200	Autodesk, Inc.	301,506
31,800	Automatic Data Processing, Inc.	1,313,976
12,100	BMC Software, Inc. *	191,301
9,100	Citrix Systems, Inc. *	159,432
31,750	Computer Associates International, Inc.	835,025
20,900	Compuware Corp. *	107,635
16,500	Electronic Arts, Inc. *	758,835
46,649	First Data Corp.	2,029,232
10,650	Fiserv, Inc. *	371,259
12,700	IMS Health, Inc.	303,784
10,400	Intuit, Inc. *	472,160
5,000	Mercury Interactive Corp. * (a)	174,400
591,100	Microsoft Corp.	16,343,915
21,000	Novell, Inc. *	132,510
281,120	Oracle Corp. *	3,171,034
14,600	Parametric Technology Corp. *	77,088
19,900	PeopleSoft, Inc. *	395,015
27,400	Siebel Systems, Inc. *	206,596
23,519	VERITAS Software Corp. *	418,638
		28,406,451

	Telecommunications - 6.4%
43,900	ADC Telecommunications, Inc. *	79,459
16,800	Alltel Corp.	922,488
8,700	Andrew Corp. * (a)	106,488
43,148	AT&T Corp.	617,879
148,355	AT&T Wireless Services, Inc. *	2,192,687
24,531	Avaya, Inc. *	341,962
99,500	BellSouth Corp.	2,698,440
7,300	CenturyTel, Inc.	249,952
30,900	Ciena Corp. *	61,182
367,600	Cisco Systems, Inc. *	6,653,560
18,000	Citizens Communications Co., Class B	241,020
10,600	Comverse Technology, Inc. *	199,598
75,700	Corning, Inc. *	838,756
78,300	JDS Uniphase Corp. *	263,871
234,282	Lucent Technologies, Inc. * (a)	742,674
128,435	Motorola, Inc. (a)	2,316,967
60,500	Nextel Communications, Inc., Class A *	1,442,320
88,500	Qualcomm, Inc.	3,455,040
98,663	Qwest Communications International, Inc. * (a)	328,548
180,098	SBC Communications, Inc.	4,673,543
8,300	Scientific Atlanta, Inc.	215,136
78,900	Sprint Corp.	1,588,257
22,600	Tellabs, Inc. *	207,694
150,530	Verizon Communications, Inc.	5,927,871
		36,365,392

	Textiles - 0.1%
9,300	Cintas Corp. (a)	390,972

	Toys, Games & Hobbies - 0.1%
9,550	Hasbro, Inc.	$179,540
22,512	Mattel, Inc.	408,143
		587,683

	Transportation - 1.5%
20,252	Burlington Northern Santa Fe Corp.	775,854
11,700	CSX Corp.	388,440
16,400	FedEx Corp.	1,405,316
21,400	Norfolk Southern Corp.	636,436
3,500	Ryder System, Inc. (a)	164,640
14,100	Union Pacific Corp.	826,260
61,200	United Parcel Service, Class B	4,646,304
		8,843,250

	Total Common Stocks (Cost $537,310,515)	565,324,194

Par Value		Value
U.S. GOVERNMENT OBLIGATION (b) - 0.1%

	U.S. Treasury Bill - 0.1%
$500,000	1.82%, 03/17/05 (c)	$495,778

	Total U.S. Government Obligation (Cost $495,778)	495,778

Shares		Value
INVESTMENT COMPANY - 0.6%

3,494,900	Marshall Money Market Fund	$3,494,900
	Total Investment Company (Cost $3,494,900)	3,494,900

Total Investments - 99.7% (Cost $541,301,193)		569,314,872
Net Other Assets and Liabilities - 0.3%		1,776,713
Total Net Assets - 100.0%		$571,091,585

*                                            Non-income producing security.

(a)                                  All or a portion of this security is out on loan at September 30, 2004; the value of the securities loaned amounted to $32,227,934. The value of collateral amounted to $33,557,883 which consisted of cash equivalents.

(b)                                 Effective yield at time of purchase.

(c)                                  Security has been deposited as initial margin on futures contracts. At September 30, 2004, the Portfolio’s open futures contracts were as follows:

Number of Contracts Purchased	Contract Type	Expiration Date	Aggregate Cost	Market Value at September 30, 2004

19	S&P 500	December-2004	$5,297,927	$5,295,775

REIT                     Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $569,095,214. Net unrealized appreciation (depreciation) aggregated $219,658, of which $59,312,939 related to appreciated investment securities and $(59,093,281) related to depreciated investment securities.

SELECT INVESTMENT GRADE INCOME FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (g) - 26.6%

	Fannie Mae - 11.5%
$16,100,000	1.87%, 03/02/05	NR	$15,972,882
1,943,668	5.00%, 05/01/18	NR	1,978,846
4,533,818	5.50%, 02/01/18 - 01/01/34	NR	4,643,533
12,456,900	6.00%, 08/01/13 - 11/01/33	NR	12,954,875
7,850,571	6.50%, 05/01/08 - 09/01/32	NR	8,253,890
3,338,925	7.00%, 08/01/10 - 06/01/32	NR	3,545,962
1,976,740	7.50%, 01/01/07 - 09/01/30	NR	2,097,739
516,591	8.00%, 04/01/09 - 08/01/32	NR	558,982
51,332	8.50%, 07/01/08 - 06/01/30	NR	52,977
221,948	9.00%, 02/01/10 - 11/01/25	NR	246,829
			50,306,515

	Freddie Mac - 10.8%
1,543,276	4.50%, 12/01/18	NR	1,541,839
29,788,981	5.00%, 05/01/18 - 10/01/34	NR	29,817,653
3,614,985	5.50%, 02/01/18 - 12/01/33	NR	3,741,828
6,129,004	6.00%, 10/15/07 - 08/01/33	NR	6,335,357
2,005,342	6.50%, 10/01/20 - 12/01/31	NR	2,111,017
2,694,943	7.00%, 05/01/32 - 12/01/32	NR	2,859,519
533,314	7.50%, 06/01/15 - 11/01/30	NR	569,325
91,977	9.50%, 08/01/19 - 02/01/21	NR	103,440
			47,079,978

	Ginnie Mae - 4.3%
5,811,346	5.50%, 06/15/33 - 07/15/33	NR	5,924,338
9,199,400	6.00%, 01/15/32 - 08/20/34	NR	9,545,739
1,473,438	6.50%, 09/15/08 - 11/15/32	NR	1,557,338
1,234,319	7.00%, 03/15/12 - 12/15/31	NR	1,318,908
567,145	7.50%, 11/15/30 - 10/15/32	NR	610,826
27,001	9.50%, 02/15/06	NR	27,241
			18,984,390

	Total U.S. Government Agency Mortgage-Backed Obligations (Cost $115,376,576)		116,370,883

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.7%

	Fannie Mae - 9.2%
3,000,000	1.83%, 12/01/04 (a)	NR	2,990,698
4,000,000	1.93%, 12/29/04 (a)	NR	3,980,914
10,000,000	2.50%, 06/15/06 (b)	Aaa	9,964,940
3,400,000	3.00%, 11/01/05	Aaa	3,401,938
6,150,000	3.88%, 03/15/05 - 11/17/08	Aaa	6,153,794
6,574,371	5.50%, 02/01/34 - 03/01/34	NR	6,672,785
3,958,189	6.00%, 02/01/17 - 05/01/29	NR	4,126,290
1,420,263	6.50%, 05/01/16 - 10/01/29	NR	1,502,455
1,012,779	7.00%, 08/01/32	NR	1,079,035
56,677	7.50%, 03/01/28 - 09/01/30	NR	60,811
299,917	8.00%, 10/01/29 - 05/01/30	NR	326,998
			40,260,658

1

	Freddie Mac - 11.9%
$2,975,000	1.68%, 10/13/04 (a)	NR	$2,973,334
2,670,000	1.70%, 12/14/04 (a)	NR	2,660,669
16,100,000	2.50%, 08/30/05	NR	16,089,841
14,754,155	5.00%, 01/01/19 - 03/01/34	NR	14,829,317
11,943,482	5.50%, 11/01/33 - 01/01/34	NR	12,127,257
1,775,000	5.75%, 03/15/09	Aaa	1,928,699
760,000	6.00%, 02/01/33	NR	786,109
538,905	6.50%, 12/01/31	NR	565,767
			51,960,993

	Ginnie Mae - 0.2%
983,373	7.00%, 02/15/28 - 11/15/28	NR	1,050,176
			1,050,176

	U.S. Treasury Bond - 5.2%
2,970,000	5.38%, 02/15/31 (b)	NR	3,181,613
5,300,000	6.00%, 02/15/26 (b)	NR	6,042,620
3,500,000	6.25%, 08/15/23 (b)	NR	4,087,069
4,175,000	7.25%, 05/15/16 - 08/15/22	NR	5,322,451
1,000,000	7.63%, 02/15/25	Aaa	1,351,406
1,900,000	8.75%, 08/15/20	NR	2,754,183
			22,739,342

	U.S. Treasury Inflationary Index - 0.0%
143,067	3.38%, 04/15/32	NR	189,410

	U.S. Treasury Note - 3.2%
930,000	1.50%, 02/28/05	NR	928,474
2,605,000	2.25%, 02/15/07 (b)	NR	2,577,220
1,120,000	4.00%, 02/15/14	NR	1,111,338
1,460,000	4.38%, 08/15/12	NR	1,505,169
2,360,000	5.00%, 08/15/11 (b)	NR	2,536,356
1,185,000	5.75%, 08/15/10	Aaa	1,321,044
1,150,000	6.50%, 02/15/10	NR	1,319,535
1,830,000	8.13%, 05/15/21	NR	2,534,550
			13,833,686

	Total U.S. Government and Agency Obligations (Cost $128,917,955)		130,034,265

Par Value		Moody’s Ratings	Value
CORPORATE NOTES AND BONDS - 28.6%

	Aerospace & Defense - 0.0%
132,528	Systems 2001 Asset Trust (c)
	6.66%, 09/15/13	Aaa	147,216

	Auto Manufacturers - 0.9%
1,025,000	DaimlerChrysler North America Holding Corp.
	8.50%, 01/18/31	A3	1,252,966
2,335,000	General Motors Corp. (b)
	7.20%, 01/15/11	Baa1	2,472,924
			3,725,890

2

	Banks - 4.3%
$325,000	Bank of America Corp. (d)
	1.91%, 10/22/04	Aa2	$324,997
2,245,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	A1	2,201,077
2,225,000	PNC Funding Corp.
	5.75%, 08/01/06	A2	2,331,117
2,250,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa3	2,353,045
2,250,000	US Bank National Cincinnati
	6.50%, 02/01/08	Aa3	2,455,256
2,225,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	2,310,912
2,250,000	Wells Fargo & Co.
	5.13%, 02/15/07	Aa1	2,347,999
4,500,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	4,666,090
			18,990,493

	Beverages - 0.5%
2,275,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	2,298,669

	Chemicals - 0.6%
2,250,000	Praxair, Inc.
	6.63%, 10/15/07	A3	2,457,646

	Diversified Financial Services - 7.5%
70,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	70,961
4,450,000	Capital One Bank
	5.75%, 09/15/10	Baa2	4,743,980
1,400,000	CIT Group, Inc., MTN
	5.13%, 09/30/14	A2	1,398,328
207,491	CVRD Finance Ltd., Series 2A (c) (d)
	2.25%, 10/15/07	Aaa	206,611
1,345,000	Ford Motor Credit Co.
	6.88%, 02/01/06	A3	1,407,438
1,110,000	Ford Motor Credit Co.
	7.25%, 10/25/11	A3	1,201,172
3,315,000	Ford Motor Credit Co.
	7.38%, 10/28/09	A3	3,631,036
2,275,000	General Electric Capital Corp., MTN
	4.25%, 01/15/08	Aaa	2,334,364
1,325,000	General Motors Acceptance Corp., MTN (d)
	2.88%, 10/20/05	A3	1,335,411
2,160,000	Goldman Sachs Group, Inc. (b)
	3.88%, 01/15/09	Aa3	2,162,175
1,825,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	1,928,437
4,500,000	Household Finance Corp.
	8.00%, 07/15/10	A1	5,318,906
2,600,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	2,686,700
2,300,000	MBNA Corp., MTN
	4.63%, 08/03/09	Baa2	2,349,894
2,225,000	Morgan Stanley
	4.75%, 04/01/14	A1	2,153,969
			32,929,382

3

	Electric - 1.0%
$1,110,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	$1,097,292
800,000	Pacific Gas & Electric Co.
	3.60%, 03/01/09	Baa2	790,669
2,275,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa2	2,315,500
			4,203,461

	Environmental Control - 0.6%
2,800,000	Waste Management, Inc.
	7.00%, 10/01/04	Baa3	2,800,000

	Food - 1.6%
2,250,000	Kroger Co. (b)
	5.50%, 02/01/13	Baa2	2,330,300
2,250,000	Kroger Co.
	6.75%, 04/15/12	Baa2	2,516,224
2,250,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	2,331,520
			7,178,044

	Forest Products & Paper - 1.0%
2,250,000	International Paper Co.
	5.30%, 04/01/15	Baa2	2,237,474
2,250,000	International Paper Co.
	5.50%, 01/15/14	Baa2	2,303,980
			4,541,454

	Health Care-Services - 0.5%
21,000	Columbia/HCA Healthcare Corp.
	6.91%, 06/15/05	Ba1	21,476
3,000	HCA, Inc.
	6.30%, 10/01/12	Ba1	3,110
2,250,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A3	2,369,441
			2,394,027

	Home Builders - 0.0%
38,000	Lennar Corp.
	9.95%, 05/01/10	Baa3	41,372

	Lodging - 0.6%
2,250,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	2,441,277
15,000	MGM Mirage, Inc.
	7.25%, 10/15/06	Ba1	15,938
4,000	MGM Mirage, Inc.
	8.50%, 09/15/10	Ba1	4,545
11,000	Park Place Entertainment Corp.
	8.50%, 11/15/06	Ba1	12,114
			2,473,874

4

	Media - 2.1%
$2,275,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	$2,538,165
2,300,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa3	2,478,719
1,430,000	Viacom, Inc.
	5.50%, 05/15/33	A3	1,330,848
2,250,000	Viacom, Inc.
	7.88%, 07/30/30	A3	2,748,697
			9,096,429

	Metal Fabricate & Hardware - 0.5%
2,275,000	Precision Castparts Corp. (c)
	5.60%, 12/15/13	Baa3	2,328,958

	Oil & Gas - 1.8%
2,300,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	2,755,901
4,500,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	5,077,202
			7,833,103

	Packaging & Containers - 1.1%
4,600,000	Sealed Air Corp. (c)
	5.63%, 07/15/13	Baa3	4,729,444

	Pharmaceuticals - 0.6%
2,275,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	2,702,379

	Retail - 0.7%
2,250,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	2,858,292

	Telecommunications - 1.1%
2,250,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa3	2,428,601
2,275,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa3	2,386,232
			4,814,833

	Transportation - 1.6%
4,550,000	CSX Corp.
	6.30%, 03/15/12	Baa2	4,956,847
300,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	274,086
1,430,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	1,556,478
			6,787,411

	Total Corporate Notes and Bonds (Cost $123,071,793)		125,332,377

5

Par Value		Moody’s Ratings	Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (g) - 6.9%

$9,012,804	Bank of America Mortgage Securities, Inc., Series 2003-8, Class 1A12 (e)
	5.50%, 11/25/33	AAA	$9,027,566
2,700,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2
	4.72%, 11/11/35	Aaa	2,731,708
2,700,000	Bear Stearns Mortgage Securities, Inc., Series 1999-WF2, Class A2, CMO
	7.08%, 06/15/09	Aaa	3,029,973
1,300,000	Chase Credit Card Master Trust, Series 1999-3, Class B
	6.95%, 01/15/07	A2	1,302,356
1,285,000	Citibank Credit Card Issuance Trust, Series 2000-Cl, CMO
	6.88%, 11/16/09	Aaa	1,418,471
765,669	Conseco Finance Corp., Series 2000-6, Class A4
	6.77%, 09/01/32	A3	784,024
421,757	DaimlerChrysler Auto Trust, Series 2002-B, Class A3
	2.93%, 06/06/06	Aaa	422,531
2,700,000	General Electric Capital Commercial Mortgage Corp., Series 2002-1A, Class A3
	6.27%, 12/10/35	Aaa	2,992,662
111,400	Green Tree Financial Corp., Series 1999-3, Class A, CMO (e)
	6.16%, 02/01/31	BBB	114,363
712,300	Green Tree Home Improvement Loan Trust, Series 1996-D, Class H, CMO (e)
	8.30%, 09/15/27	AAA	713,925
2,040,000	GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D
	6.94%, 07/13/30	Aaa	2,210,945
55,011	Housing Securities, Inc., Series 1994-2, Class A-1
	6.50%, 07/25/09	Aaa	55,434
700,000	MBNA Master Credit Card Trust, Series 1995-C, Class A
	6.45%, 02/15/08	Aaa	720,041
1,135,000	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class B, CMO
	6.08%, 01/15/39	Aa2	1,237,054
2,700,000	Morgan Stanley Dean Witter Capital I, Series 2003-T0P9, Class A2, CMO (e)
	4.74%, 11/13/36	AAA	2,732,947
706,722	Toyota Auto Receivables Owner Trust, Series 2002-B, Class A3
	3.76%, 06/15/06	Aaa	709,318
	Total Asset-Backed and Mortgage-Backed Securities (Cost $29,649,745)		30,203,318

6

Par Value		Moody’s Ratings	Value
FOREIGN GOVERNMENT OBLIGATIONS (h) - 1.1%

$2,250,000	Province of British Columbia
	5.38%, 10/29/08	Aa2	$2,407,682
2,250,000	Province of Quebec
	7.00%, 01/30/07	A1	2,449,067
	Total Foreign Government Obligations (Cost $4,680,449)		4,856,749

Par Value		Moody’s Ratings	Value
FOREIGN BONDS (h) - 5.5%

2,350,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa1	2,782,905
2,250,000	British Sky Broadcasting Group, Plc
	6.88%, 02/23/09	Baa3	2,486,648
2,250,000	British Telecom, Plc (f)
	8.38%, 12/15/10	Baa1	2,713,174
4,500,000	Domtar, Inc.
	5.38%, 12/01/13	Baa3	4,459,928
2,000,000	KFW International Finance, Inc.
	4.25%, 04/18/05	Aaa	2,021,840
2,250,000	Telus Corp.
	7.50%, 06/01/07	Baa3	2,467,253
10,000	Tyco International Group S.A.
	5.88%, 11/01/04	Baa3	10,026
2,250,000	Tyco International Group S.A.
	6.00%, 11/15/13	Baa3	2,428,286
2,150,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	2,377,728
2,235,000	Tyco International Group S.A.
	6.75%, 02/15/11	Baa3	2,514,576
	Total Foreign Bonds (Cost $23,289,920)		24,262,364

Shares		Moody’s Ratings	Value
INVESTMENT COMPANIES - 1.5%

2,763,434	Barclays Prime Money Market Fund	NR	2,763,434
3,848,201	Marshall Money Market Fund	NR	3,848,201
	Total Investment Companies (Cost $6,611,635)		6,611,635

Shares		Moody’s Ratings	Value
WARRANTS - 0.0%

	Computers - 0.0%
500,000	International Business Machines Corp., 07/10/06 *	NR	40,000

7

	Telecommunications - 0.0%
500,000	BellSouth Telecom, Inc., 07/12/06 *	NR	$15,000

	Total Warrants (Cost $16,563)		55,000

Total Investments - 99.9% (Cost $431,614,636)			437,726,591
Net Other Assets and Liabilities - 0.1%			524,699
Total Net Assets - 100.0%			$438,251,290

*	Non-income producing security.

(a)	Effective yield at time of purchase.

(b)

All or a portion of this security is out on loan at September 30, 2004; the value of the securities loaned amounted to $33,641,004.  The value of collateral amounted to $34,460,134 which consisted of cash equivalents.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At September 30, 2004, these securities amounted to $7,412,229 or 1.7% of net assets.

(d)	Variable rate security. The rate shown reflects rate in effect at period end.

(e)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

(f)

Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate.  The rate shown is the rate at period end.  The maturity date shown is the ultimate maturity.

(g)	Pass Through Certificates.

(h)	U.S. currency denominated.

CMO	Collateralized Mortgage Obligation

MTN	Medium Term Note

NR	Not Rated

8

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $431,636,044.  Net unrealized appreciation (depreciation) aggregated $6,090,547, of which $7,960,043 related to appreciated investment securities and $(1,869,496) related to depreciated investment securities.

The composition of ratings of both long-term and short-term debt holdings as a percentage of investments in securities is as follows:

Moody’s Rating

Aaa	10.5%
Aa	5.8%
A	9.3%
Baa	19.2%
NR (Not Rated)	52.3%
97.1%

S&P Ratings

AAA	2.9%

9

GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (b) - 13.0%

	Fannie Mae - 9.5%
$13,000,000	4.00%, 04/25/22 - 07/25/22	NR	$13,025,687
1,503	7.00%, 05/01/17	NR	1,510
67,774	7.50%, 03/01/07	NR	70,507
46,456	8.00%, 04/01/09 - 09/01/21	NR	50,727
			13,148,431

	Freddie Mac - 3.4%
4,580,000	5.00%, 06/15/26	NR	4,633,843
55,267	6.50%, 06/01/23	Aaa	58,865
22,981	7.50%, 02/01/07	NR	23,702
9,515	8.00%, 09/01/09 - 06/01/19	NR	10,282
25,855	10.00%, 03/01/21	NR	28,861
			4,755,553

	Ginnie Mae - 0.1%
13,051	6.50%, 06/15/09	NR	13,869
42,647	7.00%, 06/15/12	NR	45,517
8,045	9.50%, 02/15/06	NR	8,117
			67,503

	Total U.S. Government Agency Mortgage-Backed Obligations (Cost $18,276,154)		17,971,487

Par Value		Moody’s Ratings	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 70.4%

	Fannie Mae - 20.9%
7,020,000	4.00%, 12/15/08 (a)	Aaa	7,018,785
9,525,000	5.38%, 11/15/11	Aaa	10,165,890
11,210,000	5.50%, 05/02/06	Aa2	11,703,206
			28,887,881

	Federal Farm Credit Bank - 2.8%
3,880,000	2.63%, 12/15/05	Aaa	3,886,666

	Federal Home Loan Bank - 11.1%
500,000	2.88%, 08/15/06	Aaa	500,881
3,300,000	3.50%, 04/22/08	Aaa	3,277,072
2,200,000	3.63%, 10/15/04	Aaa	2,201,448
7,400,000	4.00%, 03/18/11	Aaa	7,274,932
2,000,000	4.13%, 01/14/05	Aaa	2,012,568
			15,266,901

	Freddie Mac - 12.9%
5,000,000	3.00%, 12/15/06	Aaa	4,985,795
2,680,000	5.00%, 07/15/14	Aaa	2,758,323
5,215,000	5.75%, 01/15/12	Aaa	5,690,488
3,730,000	6.88%, 09/15/10 (a)	Aaa	4,291,119
			17,725,725

	U.S. Treasury Bond - 1.7%
200,000	7.13%, 02/15/23	NR	254,984
1,485,000	8.88%, 02/15/19	NR	2,145,013
			2,399,997

1

	U.S. Treasury Note - 21.0%
$7,220,000	1.50%, 02/28/05	NR	$7,208,152
5,770,000	4.00%, 02/15/14	NR	5,725,375
2,375,000	5.00%, 08/15/11 (a)	NR	2,552,477
2,900,000	6.00%, 08/15/09	NR	3,241,884
6,500,000	6.50%, 05/15/05	NR	6,676,722
2,755,000	7.50%, 11/15/16 (a)	NR	3,540,497
			28,945,107

	Total U.S. Government and Agency Obligations (Cost $95,853,777)		97,112,277

Par Value		Moody’s Ratings	Value
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (b) - 15.4%

5,413,094	Banc of America Commercial Mortgage, Inc., Series 2001-PB1, Class A1
	4.91%, 05/11/35	Aaa	5,589,585
5,500,000	Citibank Credit Card Issuance Trust, Series 2001, Class A8
	4.10%, 12/07/06	Aaa	5,522,500
10,000,000	GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2
	4.17%, 07/10/37	Aaa	10,106,002
	Total Asset-Backed and Mortgage-Backed Securities (Cost $21,092,979)		21,218,087

Shares		Moody’s Ratings	Value
INVESTMENT COMPANIES - 0.4%

4,128	Dreyfus Cash Management Plus Money Market Fund	NR	4,128
502,382	Marshall Money Market Fund	NR	502,382
	Total Investment Companies (Cost $506,510)		506,510

Total Investments - 99.2% (Cost $135,729,420)			136,808,361
Net Other Assets and Liabilities - 0.8%			1,099,915
Total Net Assets - 100.0%			$137,908,276

(a)

All or a portion of this security is out on loan at September 30, 2004; the value of the securities loaned amounted to $11,742,911.  The value of collateral amounted to $12,097,437 which consisted of cash equivalents.

(b)	Pass Through Certificates.

2

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $135,729,421. Net unrealized appreciation (depreciation) aggregated $1,078,940, of which $1,566,959 related to appreciated investment securities and $(488,019) related to depreciated investment securities.

The composition of ratings of both long-term and short-term debt holdings as a percentage of investments in securities is as follows:

Moody’s Ratings

Aaa	54.7%
Aa	8.6%
NR (Not Rated)	36.7%
100.0%

3

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS - September 30, 2004 (Unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.5%

	Fannie Mae - 7.7%
$12,000,000	1.27%, 04/25/05	$11,988,538
5,000,000	1.36%, 05/03/05	4,996,715
6,000,000	2.32%, 09/12/05	6,000,000
		22,985,253

	Federal Home Loan Bank - 7.8%
6,000,000	1.25%, 03/29/05	6,000,000
7,000,000	1.35%, 03/23/05	7,000,000
10,000,000	1.50%, 01/07/05	10,000,000
		23,000,000

	Total U.S. Government Agency Obligations (Cost $45,985,253)	45,985,253

Par Value		Value
CORPORATE NOTES - 34.6%

	Banks - 5.0%
15,000,000	Marshall & Ilsley Bank Corp. (a)
	1.91%, 12/17/04	15,000,000

	Banks - Foreign Banks & Branches - 3.7%
11,000,000	ABN Amro Bank NV (a)
	1.77%, 12/30/04	10,999,622

	Diversified Financial Services - 25.9%
4,000,000	American Honda Finance Corp., MTN (a)
	1.65%, 05/06/05	4,000,000
7,864,000	Caterpillar Financial Services Corp., MTN (a)
	1.70%, 07/09/05	7,864,000
4,180,000	CIT Group, Inc.
	7.13%, 10/15/04	4,189,519
15,000,000	Citigroup, Inc. (a)
	1.78%, 10/22/04	15,001,771
12,000,000	Merrill Lynch & Co., Inc., Series C, MTN (a)
	1.66%, 02/17/05	12,000,000
15,000,000	Money Market Trust LLC (a)
	1.72%, 06/03/05	15,000,000
10,000,000	Morgan Stanley (a)
	1.88%, 11/15/04	10,000,000
9,000,000	National Rural Utilities Cooperative Finance Colonial Trust (a)
	2.11%, 02/07/05	9,013,617
		77,068,907

	Total Corporate Notes (Cost $103,068,529)	103,068,529

1

Par Value		Value
COMMERCIAL PAPER (c) - 48.6%

	Banks - 7.7%
$13,000,000	Abbey National North America
	1.21%, 10/20/04	$12,920,914
10,000,000	Dexia Delaware LLC
	1.49%, 10/07/04	9,962,210
		22,883,124

	Banks - Foreign Banks & Branches - 10.0%
7,000,000	Alliance & Leicester PLC (b)
	1.25%, 10/21/04	6,958,923
6,000,000	Lloyds TSB Bank PLC
	1.22%, 10/13/04	5,964,416
8,000,000	Nieuw Amsterdam Receivables Corp. (b)
	1.65%, 10/01/04	7,989,366
9,000,000	ScotiaBanc, Inc. (b)
	1.63%, 11/10/04	8,962,917
		29,875,622

	Diversified Financial Services - 30.9%
10,021,000	Asset One Securitization (b)
	1.81%, 10/20/04	10,009,916
10,000,000	Barton Capital Corp. (b)
	1.80%, 11/16/04	9,972,500
5,000,000	CIT Group, Inc.
	1.62%, 11/01/04	4,975,250
2,435,000	General Electric Capital Corp.
	2.00%, 02/28/05	2,413,220
8,000,000	Govco, Inc. (b)
	1.54%, 10/01/04	7,979,809
8,000,000	High Peak Funding LLC (b)
	1.62%, 10/26/04	7,966,880
7,000,000	International Lease Finance Corp.
	1.56%, 10/06/04	6,983,013
9,000,000	Ivory Funding Corp. (b)
	1.87%, 12/17/04	8,958,860
8,000,000	Newbury Funding (b)
	1.60%, 10/07/04	7,969,422
6,100,000	Paccar Financial Corp.
	1.52%, 10/12/04	6,078,881
7,000,000	Preferred Receivables Funding Corp. (b)
	1.68%, 10/12/04	6,989,547
4,600,000	Rabobank USA Finance Corp.
	1.87%, 10/01/04	4,599,761
7,000,000	UBS Finance Delaware LLC
	1.88%, 10/01/04	6,999,635
		91,896,694

	Total Commercial Paper (Cost $144,655,440)	144,655,440

2

Shares		Value
INVESTMENT COMPANIES - 0.8%

1,937,469	Barclays Prime Money Market Fund	$1,937,469
45,331	Dreyfus Cash Management Plus Money Market Fund	45,331
408,779	One Group Institutional Prime Money Market Fund	408,779
	Total Investment Companies (Cost $2,391,579)	2,391,579

Total Investments - 99.5% (Cost $296,100,801)		296,100,801
Net Other Assets and Liabilities - 0.5%
Total Net Assets - 100.0%		1,478,696
		$297,579,497

(a)	Variable rate security. The rate shown reflects rate in effect at period end.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers.  At September 30, 2004, these securities amounted to $83,758,140 or 28.1%  of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

(c)	Effective yield at time of purchase.

MTN	Medium Term Note

FEDERAL INCOME TAX INFORMATION

At September 30, 2004, the aggregate cost of investment securities for tax purposes was $296,100,801.

3

ALLMERICA INVESTMENT TRUST

NOTES TO PORTFOLIOS OF INVESTMENTS  - September 30, 2004 (Unaudited)

The accompanying portfolios of investments are those of the Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth, Core Equity, Equity Index, Select Investment Grade Income, Government Bond, and Money Market Funds of Allmerica Investment Trust (individually a “Portfolio”, collectively, the “Portfolios”).

SECURITY VALUATION

Equity securities which are traded on a recognized exchange (other than Nasdaq) are valued at the last quoted sales price available at the time of the closing of the New York Stock Exchange or, if there were no sales that day, at the mean of the closing bid and asked price.  Securities listed or traded on Nasdaq are valued at the Nasdaq official closing price.  Over-the-counter securities are valued at the last available price in the market prior to the time of valuation. Securities that are primarily traded on foreign exchanges generally are valued at the closing values of such securities on their respective exchanges. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value.  If not valued by a pricing service, such securities are valued at prices obtained from independent brokers.  Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.  Short-term investments that mature in 60 days or less are valued at amortized cost.  The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

4

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes to internal control over financial reporting: Not Applicable

Item 3.	Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Investment Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman

Date:	November 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh
President and Chairman
(Principal Executive Officer)

Date:	November 16, 2004

By:	/s/ Paul T. Kane
Paul T. Kane
Assistant Vice President and Treasurer
(Principal Financial Officer)

Date:	November 16, 2004